UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 11 of its series:

Date of fiscal year end: October 31

Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Opportunities Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of fiscal year end: April 30

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund.

Date of reporting period: January 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 94.14%

Australia : 1.64%

Arrium Limited (Materials, Metals & Mining)†	397,400	$18,819
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	127,523
Automotive Holdings Group (Consumer Discretionary, Specialty Retail)	45,500	141,055
Bendigo Bank Limited (Financials, Banks)	26,100	200,772
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	206,598
CSR Limited (Materials, Construction Materials)	59,900	109,396
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	94,704
Fortescue Metals Group Limited (Materials, Metals & Mining)«	29,600	37,199
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	65,000	207,269
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	24,500	228,783
Metcash Limited (Consumer Staples, Food & Staples Retailing)†	28,500	35,788
Mineral Resources Limited (Materials, Metals & Mining)	14,900	39,821
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	61,155
Qantas Airways Limited (Industrials, Airlines)	59,300	164,902
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	15,300	51,847
United Construction Group Limited (Industrials, Construction & Engineering)†	14,100	22,200

		1,747,831

Austria : 0.23%

OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	136,424
Voestalpine AG (Materials, Metals & Mining)	4,300	113,086

		249,510

Belgium : 1.20%

Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,928	242,478
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	377,856
Telenet Group Holding NV (Consumer Discretionary, Media)†	5,898	307,014
UCB SA (Health Care, Pharmaceuticals)	4,037	345,167

		1,272,515

Brazil : 0.36%

Banco do Brasil SA (Financials, Banks)	19,000	66,244
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	17,700	94,688
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	17,078
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	7,976	25,842
JBS SA (Consumer Staples, Food Products)	67,500	182,867

		386,719

Canada : 1.48%

Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	28,846	350,190
Canadian Pacific Railway Limited (Industrials, Road & Rail)	2,063	247,003
Lundin Mining Corporation (Materials, Metals & Mining)†	99,259	245,862
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	9,100	316,152
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	5,600	165,534
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	1,345	121,346
WestJet Airlines Limited (Industrials, Airlines)	9,200	124,252

		1,570,339

China : 4.50%

Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	6,433	1,050,316
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	68,000	33,932
Biostime International Holdings Limited (Consumer Staples, Food Products)«	113,000	330,279
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	86,639
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	320,000	180,780
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	142,103
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	788,000	938,070
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	927,000	482,449
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	89,000	152,239
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	226,000	437,828

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

China (continued)

Tencent Holdings Limited (Information Technology, Internet Software & Services)	39,100	$734,560
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	468,050	209,762

		4,778,957

Czech Republic : 0.08%

CEZ AS (Utilities, Electric Utilities)	4,900	81,489

Denmark : 0.11%

Sydbank AG (Financials, Banks)	4,000	116,799

Finland : 0.15%

TietoEnator Oyj (Information Technology, IT Services)	5,800	156,153

France : 5.93%

Alstom SA (Industrials, Machinery)†«	5,100	136,852
Arkema SA (Materials, Chemicals)	910	56,839
AXA SA (Financials, Insurance)	11,300	279,254
BNP Paribas SA (Financials, Banks)	4,400	208,436
Compagnie de Saint-Gobain SA (Industrials, Building Products)	25,134	1,035,879
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	2,200	200,713
Credit Agricole SA (Financials, Banks)	13,900	138,709
Electricite de France SA (Utilities, Electric Utilities)	12,500	163,456
Engie SA (Utilities, Multi-Utilities)	13,300	212,209
Groupe Danone SA (Consumer Staples, Food Products)	1,733	119,361
L’Oreal SA (Consumer Staples, Personal Products)	1,533	262,028
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,789	287,754
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	31,663	562,197
Pernod-Ricard SA (Consumer Staples, Beverages)	3,222	377,082
Renault SA (Consumer Discretionary, Automobiles)	3,100	263,044
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	5,900	490,648
SCOR SE (Financials, Insurance)	7,700	268,408
Societe Generale SA (Financials, Banks)	3,700	141,146
Thales SA (Industrials, Aerospace & Defense)	1,800	137,007
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	310,946
Zodiac Aerospace SA (Industrials, Aerospace & Defense)«	31,525	657,391

		6,309,359

Germany : 11.70%

Allianz AG (Financials, Insurance)	5,631	911,300
BASF SE (Materials, Chemicals)	3,500	233,286
Bayer AG (Health Care, Pharmaceuticals)	20,169	2,269,944
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	183,227
Beiersdorf AG (Consumer Staples, Personal Products)	6,389	589,666
Daimler AG (Consumer Discretionary, Automobiles)	6,200	434,085
Deutsche Bank AG (Financials, Capital Markets)	9,100	163,081
Deutsche Boerse AG (Financials, Diversified Financial Services)	2,642	225,449
E.ON SE (Utilities, Multi-Utilities)	8,100	82,999
Hannover Rueckversicherung AG (Financials, Insurance)	1,200	126,297
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,796	939,465
Linde AG (Materials, Chemicals)	5,882	800,394
Metro AG (Consumer Staples, Food & Staples Retailing)	30,941	876,719
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,700	327,541
Norddeutsche Affinerie AG (Materials, Metals & Mining)	2,300	93,772
Rheinmetall AG (Industrials, Industrial Conglomerates)	15,872	1,134,053
Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	5,700	165,532
SAP AG (Information Technology, Software)	10,552	840,835
Siemens AG (Industrials, Industrial Conglomerates)	9,837	942,874
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	4,100	142,043
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	210,028
Vonovia SE (Financials, Real Estate Management & Development)	12,885	392,719
Wirecard AG (Information Technology, IT Services)	6,982	353,086

		12,438,395

2

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Hong Kong : 4.52%

AIA Group Limited (Financials, Insurance)	231,600	$1,287,571
China Everbright Limited (Financials, Capital Markets)	428,000	889,918
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	54,000	593,145
China Resources Cement Holdings Limited (Materials, Construction Materials)	236,000	57,175
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	91,718
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	57,500	90,343
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	166,284
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	117,000	87,150
Television Broadcasts Limited (Consumer Discretionary, Media)	26,800	93,855
Universal Health International Group Holding Limited (Health Care, Health Care Providers & Services)(a)	382,000	47,928
Value Partners Group Limited (Financials, Capital Markets)	742,000	675,013
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	84,226
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	618,000	314,720
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	562,000	180,612
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	145,055

		4,804,713

Hungary : 0.06%

Richter Gedeon (Health Care, Pharmaceuticals)	3,500	68,305

India : 1.06%

Gail Limited (Utilities, Gas Utilities)	1,800	57,600
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	28,550	499,775
Infosys Limited ADR (Information Technology, IT Services)	18,926	338,965
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	164,868
Tata Steel Limited GDR (Industrials, Machinery)	17,100	65,117

		1,126,325

Ireland : 2.65%

Allegion plc (Industrials, Building Products)	3,034	183,739
Allergan plc (Health Care, Pharmaceuticals)†	1,554	442,004
C&C Group plc (Consumer Staples, Beverages)	18,600	72,369
Medtronic plc (Health Care, Health Care Equipment & Supplies)	25,403	1,928,596
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	190,931

		2,817,639

Israel : 0.43%

Bank Hapoalim Limited (Financials, Banks)	38,000	176,505
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	282,657

		459,162

Italy : 3.54%

Anima Holding SpA (Financials, Capital Markets)	107,799	792,654
Enel SpA (Utilities, Electric Utilities)	48,100	197,483
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	70,130	1,017,735
Intesa Sanpaolo SpA (Financials, Banks)	119,858	341,496
Mediaset SpA (Consumer Discretionary, Media)	57,996	194,688
Mediobanca SpA (Financials, Capital Markets)	23,400	187,537
Prysmian SpA (Industrials, Electrical Equipment)	49,990	1,028,550

		3,760,143

Japan : 17.93%

Adeka Corporation (Materials, Chemicals)	13,000	177,122
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	140,127
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	132,205
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	5,200	206,988
Aozora Bank Limited (Financials, Banks)	41,000	137,330
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	26,000	228,371

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

Japan (continued)

Central Glass Company Limited (Industrials, Building Products)	34,000	$182,512
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	47,100	760,058
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	53,000	136,576
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	22,200	626,775
Daiwa Securities Group Incorporated (Financials, Capital Markets)	130,000	812,358
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	101,848
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	50,000	221,592
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	174,043
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	144,154
Fujikura Limited (Industrials, Electrical Equipment)	25,000	122,460
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	218,000	1,077,361
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	8,000	17,095
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	167,194
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	171,593
Japan Airlines Company Limited (Industrials, Airlines)	6,300	236,460
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	24,220	948,545
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	108,842
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	5,800	146,871
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	146,266
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	172,043
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	173,618
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	74,285
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	141,063
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	42,000	200,746
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	246,500	1,264,026
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	17,300	196,643
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	27,000	635,604
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	296,906
NGK Insulators Limited (Industrials, Machinery)	28,000	585,442
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	16,700	710,962
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	320,252
Nisshinbo Industries Incorporated (Industrials, Industrial Conglomerates)	12,400	124,849
Nitto Denko Corporation (Materials, Chemicals)	7,600	437,032
Nomura Holdings Incorporated (Financials, Capital Markets)	173,400	941,032
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	14,866	325,502
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	16,500	643,399
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,900	306,210
Resona Holdings Incorporated (Financials, Banks)	75,000	344,907
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	14,500	140,193
S Foods Incorporated (Consumer Staples, Food Products)	7,500	152,524
Sankyu Incorporated (Industrials, Road & Rail)	28,000	137,901
Seino Holdings Company Limited (Industrials, Road & Rail)	3,000	32,679
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	167,179
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	198,366
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	116,722
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	268,389
Toho Pharmaceutical (Health Care, Health Care Providers & Services)	6,200	143,943
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	126,226
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	24,000	1,445,509
Tsumura & Company (Health Care, Pharmaceuticals)	4,000	108,958
West Holdings Corporation (Consumer Discretionary, Household Durables)	44,900	300,376
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	31,600	350,671
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	157,413

		19,066,316

Liechtenstein : 0.09%

Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,177	96,403

Mexico : 0.53%

Genomma Lab Internacional SAB (Health Care, Pharmaceuticals)†	69,400	46,795
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	19,508	516,572

		563,367

4

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Netherlands : 2.31%

Aegon NV (Financials, Insurance)	23,200	$131,195
Akzo Nobel NV (Materials, Chemicals)	14,300	917,301
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	6,502	596,768
ING Groep NV (Financials, Banks)	20,600	234,681
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	13,600	307,627
Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	9,913	263,980

		2,451,552

Norway : 1.01%

DnB Nor ASA (Financials, Banks)	12,100	145,999
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)	87,719	193,336
Golden Ocean Group Limited (Industrials, Marine)†	10,447	7,623
Marine Harvest ASA (Consumer Staples, Food Products)	40,479	551,700
Yara International ASA (Materials, Chemicals)	4,600	174,385

		1,073,043

Poland : 0.08%

Asseco Poland SA (Information Technology, Software)	5,900	81,393

Russia : 0.23%

Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	102,792
LUKOIL ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	142,464

		245,256

Singapore : 0.29%

DBS Group Holdings Limited (Financials, Banks)	17,000	169,003
United Overseas Bank Limited (Financials, Banks)	10,700	136,027

		305,030

South Africa : 0.20%

Barclays Africa Group Limited (Financials, Banks)	12,600	114,931
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	43,775
Omnia Holdings Limited (Materials, Chemicals)	7,600	56,329

		215,035

South Korea : 1.90%

BS Financial Group Incorporated (Financials, Banks)	1,018	7,695
Hana Financial Group Incorporated (Financials, Banks)	26,815	482,556
Industrial Bank of Korea (Financials, Banks)	16,600	160,612
KT&G Corporation (Consumer Staples, Tobacco)	2,900	250,354
Kwangju Bank (Financials, Banks)	1,044	6,496
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	2,300	78,508
Orion Corporation (Consumer Staples, Food Products)	3	2,592
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	1,127	534,778
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,224	390,115
Woori Bank (Financials, Banks)	13,760	101,707

		2,015,413

Spain : 1.31%

Banco Santander Central Hispano SA (Financials, Banks)	29,500	126,420
Gas Natural SDG SA (Utilities, Gas Utilities)«	10,000	196,440
Grifols SA (Health Care, Biotechnology)	11,100	231,671
Grifols SA ADR (Health Care, Biotechnology)	18,974	275,502
International Consolidated Airlines Group SA (Industrials, Airlines)	72,817	563,069

		1,393,102

Sweden : 1.01%

Boliden AB (Materials, Metals & Mining)	11,400	158,604

5

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value

Sweden (continued)

Nordea Bank AB (Financials, Banks)	15,000	$151,046
Swedbank AB Class A (Financials, Banks)	16,740	351,085
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	25,000	222,062
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	40,300	190,336

		1,073,133

Switzerland : 8.34%

ABB Limited (Industrials, Electrical Equipment)	35,081	606,200
Actelion Limited (Health Care, Biotechnology)	4,380	577,195
Adecco SA (Industrials, Professional Services)	2,073	127,262
Baloise Holding AG (Financials, Insurance)	2,000	245,170
Credit Suisse Group AG (Financials, Capital Markets)	20,800	368,480
Georg Fischer AG (Industrials, Machinery)	300	198,258
Nestle SA (Consumer Staples, Food Products)	17,643	1,299,801
Novartis AG (Health Care, Pharmaceuticals)	15,695	1,215,937
Roche Holding AG (Health Care, Pharmaceuticals)	4,090	1,059,409
Swiss Life Holding AG (Financials, Insurance)	1,100	280,395
Swiss Reinsurance AG (Financials, Insurance)	5,600	521,283
Syngenta AG (Materials, Chemicals)	2,618	963,987
TE Connectivity Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,921	109,804
UBS Group AG (Financials, Capital Markets)	10,400	171,862
Valiant Holding AG (Financials, Banks)	1,900	207,334
Zurich Insurance Group AG (Financials, Insurance)	4,147	919,246

		8,871,623

Taiwan : 0.47%

Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	189,669
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	44,000	189,461
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	116,921

		496,051

Thailand : 0.23%

Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	109,889
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	136,305

		246,194

United Kingdom : 17.11%

3i Group plc (Financials, Capital Markets)	27,100	171,821
Amlin plc (Financials, Insurance)	1,800	17,180
Anglo American plc (Materials, Metals & Mining)	9,600	38,292
Aon plc (Financials, Insurance)	5,760	505,901
ARRIS International plc (Information Technology, Communications Equipment)†	1,208	30,768
AstraZeneca plc (Health Care, Pharmaceuticals)	2,700	173,854
Aviva plc (Financials, Insurance)	22,000	151,729
Babcock International Group plc (Industrials, Commercial Services & Supplies)	13,849	181,485
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	522,886
Barclays plc (Financials, Banks)	66,900	179,016
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	200,718
Bellway plc (Consumer Discretionary, Household Durables)	4,200	166,772
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	222,449
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	115,240
BP plc (Energy, Oil, Gas & Consumable Fuels)	262,021	1,414,971
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	75,746	527,162
Capita plc (Industrials, Professional Services)	21,213	357,074
Carillion plc (Industrials, Construction & Engineering)«	30,400	119,475
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,252	411,648
Centrica plc (Utilities, Multi-Utilities)	68,900	202,160
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	167,640
Croda International plc (Materials, Chemicals)	4,721	192,804
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	104,981
Delphi Automotive plc (Consumer Discretionary, Auto Components)	10,794	700,962
Diageo plc (Consumer Staples, Beverages)	1,466	39,467

6

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name			Shares	Value

United Kingdom (continued)

easyJet plc (Industrials, Airlines)			6,900	$152,950
Firstgroup plc (Industrials, Road & Rail)†			54,400	72,453
Galliford Try plc (Industrials, Construction & Engineering)			6,500	138,147
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			8,800	181,284
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			8,921	483,033
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			9,765	320,902
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			90,900	319,158
Johnson Matthey plc (Materials, Chemicals)			17,033	602,534
Liberty Global plc Class A (Consumer Discretionary, Media)			17,254	593,710
Liberty Global plc Class C (Consumer Discretionary, Media)			26,953	897,804
Lloyds Banking Group plc (Financials, Banks)			602,593	564,543
Man Group plc (Financials, Capital Markets)			224,788	525,702
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			33,900	205,838
Mitie Group plc (Industrials, Commercial Services & Supplies)			31,900	128,876
Mondi plc (Materials, Paper & Forest Products)			4,200	68,473
Old Mutual plc (Financials, Insurance)			59,600	145,404
Petrofac Limited (Energy, Energy Equipment & Services)			12,200	139,032
Qinetiq Group plc (Industrials, Aerospace & Defense)			47,700	158,231
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			5,044	448,619
Redrow plc (Consumer Discretionary, Household Durables)			24,200	153,801
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			22,200	483,692
Smiths Group plc (Industrials, Industrial Conglomerates)			65,436	885,295
Standard Chartered plc (Financials, Banks)			13,300	89,722
Tullett Prebon plc (Financials, Capital Markets)			20,600	99,194
Unilever plc (Consumer Staples, Personal Products)			534	23,197
United Business Media Limited (Consumer Discretionary, Media)			70,469	527,164
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			290,552	933,936
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			66,200	165,592
Wolseley plc (Industrials, Trading Companies & Distributors)			16,864	836,566
Worldpay Group plc (Information Technology, IT Services)†144A			71,055	316,901
WPP plc (Consumer Discretionary, Media)			28,351	616,563

				18,194,771

United States : 1.46%

Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)			2,739	282,726
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†			11,117	703,817
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			4,316	353,739
WABCO Holdings Incorporated (Industrials, Machinery)†			2,369	212,381

				1,552,663

Total Common Stocks (Cost $104,067,503)				100,084,698

		Expiration date

Participation Notes : 0.76%

China : 0.35%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	12,090	368,828

Ireland : 0.41%

HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	29,487	439,200

Total Participation Notes (Cost $672,697)				808,028

	Dividend yield

Preferred Stocks : 0.33%

Brazil : 0.02%

Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	2.65%		13,600	20,146

Germany : 0.31%

Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.31		3,140	333,630

7

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name		Yield	Shares	Value

Total Preferred Stocks (Cost $350,602)				$353,776

Short-Term Investments : 4.90%

Investment Companies : 4.90%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.42%	1,266,544	1,266,544
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40	3,938,161	3,938,161

Total Short-Term Investments (Cost $5,204,705)				5,204,705

Total investments in securities (Cost $110,295,507)*	100.13%			106,451,207

Other assets and liabilities, net	(0.13)			(137,617)

Total net assets	100.00%			$106,313,590

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $112,049,555 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,113,998
Gross unrealized losses	(14,712,346)

Net unrealized losses	$(5,598,348)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
SDR	Swedish depositary receipt

8

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Australia	$0	$1,747,831	$0	$1,747,831

Austria	0	249,510	0	249,510

Belgium	0	1,272,515	0	1,272,515

Brazil	25,842	360,877	0	386,719

Canada	1,570,339	0	0	1,570,339

China	1,050,316	3,728,641	0	4,778,957

Czech Republic	0	81,489	0	81,489

Denmark	0	116,799	0	116,799

Finland	0	156,153	0	156,153

France	0	6,309,359	0	6,309,359

Germany	0	12,438,395	0	12,438,395

Hong Kong	0	4,804,713	0	4,804,713

Hungary	0	68,305	0	68,305

India	561,433	564,892	0	1,126,325

Ireland	2,554,339	263,300	0	2,817,639

Israel	0	459,162	0	459,162

Italy	0	3,760,143	0	3,760,143

Japan	0	19,066,316	0	19,066,316

Liechtenstein	96,403	0	0	96,403

Mexico	563,367	0	0	563,367

Netherlands	0	2,451,552	0	2,451,552

Norway	0	1,073,043	0	1,073,043

Poland	0	81,393	0	81,393

Russia	142,464	102,792	0	245,256

Singapore	0	305,030	0	305,030

South Africa	0	215,035	0	215,035

South Korea	250,354	1,765,059	0	2,015,413

Spain	275,502	1,117,600	0	1,393,102

Sweden	0	1,073,133	0	1,073,133

Switzerland	109,804	8,761,819	0	8,871,623

Taiwan	0	496,051	0	496,051

Thailand	109,889	136,305	0	246,194

United Kingdom	3,046,046	15,148,725	0	18,194,771

United States	1,269,937	282,726	0	1,552,663

Participation notes

China	0	808,028	0	808,028

Preferred stocks

Brazil	0	20,146	0	20,146

Germany	0	333,630	0	333,630

Short-term investments

Investment companies	3,938,161	0	0	3,938,161

Investments measured at net asset value*				1,266,544

	15,564,196	89,620,467	0	106,451,207

Forward foreign currency contracts	0	83,258	0	83,258

Total assets	$15,564,196	$89,703,725	$0	$106,534,465

Liabilities

Forward foreign currency contracts	$0	$24,798	$0	$24,798

Total liabilities	$0	$24,798	$0	$24,798

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,266,544 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended January 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At January 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains
2-29-2016	Barclays	1,442,800 EUR	$1,563,980	$1,532,686	$31,294

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
2-29-2016	Barclays	1,442,800 EUR	$1,563,980	$1,539,182	$(24,798)
3-16-2016	Morgan Stanley	493,000 EUR	534,651	544,290	9,639
3-16-2016	Morgan Stanley	397,700 EUR	431,300	434,482	3,182
4-13-2016	Citibank	134,796,000 JPY	1,115,509	1,147,215	31,706
4-13-2016	Credit Suisse	1,080,251 EUR	1,172,489	1,179,926	7,437

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 94.40%

Brazil : 0.07%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	99,329	$321,826

Canada : 1.98%

Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	355,103	4,310,950
Lundin Mining Corporation (Materials, Metals & Mining)†	1,213,010	3,004,600
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	14,866	1,341,211

		8,656,761

China : 7.60%

Biostime International Holdings Limited (Consumer Staples, Food Products)«	1,500,000	4,384,240
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	658,000	7,227,586
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	8,180,000	9,737,839
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	11,165,000	5,810,722
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	1,861,900	3,607,037
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,524,180	2,475,725

		33,243,149

France : 2.81%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	298,381	12,297,551

Germany : 15.32%

Bayer AG (Health Care, Pharmaceuticals)	70,094	7,888,815
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141,905	11,301,690
Metro AG (Consumer Staples, Food & Staples Retailing)	380,271	10,775,052
Rheinmetall AG (Industrials, Industrial Conglomerates)	201,850	14,422,160
SAP SE (Information Technology, Software)	136,144	10,848,626
Siemens AG (Industrials, Industrial Conglomerates)	122,366	11,728,749

		66,965,092

Hong Kong : 5.75%

China Everbright Limited (Financials, Capital Markets)	5,188,000	10,787,141
Value Partners Group Limited (Financials, Capital Markets)	9,000,000	8,187,489
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,668,000	3,904,968
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,964,000	2,238,041

		25,117,639

Italy : 8.98%

ANIMA Holding SpA (Financials, Capital Markets)	1,346,647	9,901,993
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	861,288	12,499,117
Intesa Sanpaolo SpA (Financials, Banks)	1,495,624	4,261,285
Prysmian SpA (Industrials, Electrical Equipment)	611,444	12,580,532

		39,242,927

Japan : 22.12%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	578,900	9,341,778
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	295,100	8,331,589
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,699,000	10,616,898
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,748,000	13,580,685
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,340,500	12,001,838
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	371,000	8,733,663
Nitto Denko Corporation (Materials, Chemicals)	92,388	5,312,697
Nomura Holdings Incorporated (Financials, Capital Markets)	2,044,900	11,097,556
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	160,600	9,672,868
West Holdings Corporation (Consumer Discretionary, Household Durables)	557,500	3,729,611
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	386,800	4,292,388

		96,711,571

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value

Netherlands : 3.39%

Akzo Nobel NV (Materials, Chemicals)			180,274	$11,564,027
Koninklijke Philips NV (Industrials, Industrial Conglomerates)			122,141	3,252,581

				14,816,608

Norway : 1.59%

Frontline Limited (Energy, Oil, Gas & Consumable Fuels)			936,651	2,064,418
Golden Ocean Group Limited (Industrials, Marine)†«			98,429	71,826
Marine Harvest ASA (Consumer Staples, Food Products)			352,459	4,803,758

				6,940,002

South Korea : 3.30%

Hana Financial Group Incorporated (Financials, Banks)			327,313	5,890,240
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A			16,328	7,747,881
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			4,478	785,493

				14,423,614

Switzerland : 5.81%

ABB Limited (Industrials, Electrical Equipment)			469,710	8,116,591
Novartis AG (Health Care, Pharmaceuticals)			126,821	9,825,256
Zurich Insurance Group AG (Financials, Insurance)			33,745	7,480,097

				25,421,944

United Kingdom : 15.68%

BP plc (Energy, Oil, Gas & Consumable Fuels)			2,119,127	11,443,749
Capita plc (Industrials, Professional Services)			263,980	4,443,516
Man Group plc (Financials, Capital Markets)			3,004,801	7,027,200
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			62,566	5,564,686
Smiths Group plc (Industrials, Industrial Conglomerates)			823,039	11,135,036
United Business Media plc (Consumer Discretionary, Media)			877,897	6,567,366
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,594,833	11,555,048
Wolseley plc (Industrials, Trading Companies & Distributors)			217,793	10,803,973

				68,540,574

Total Common Stocks (Cost $427,520,455)				412,699,258

		Expiration date

Participation Notes : 1.01%

China : 1.01%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	43,031	1,312,742
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	101,006	3,081,380

Total Participation Notes (Cost $4,522,600)				4,394,122

Yield

Short-Term Investments : 4.79%

Investment Companies : 4.79%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%		2,354,365	2,354,365
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40		18,604,240	18,604,240

Total Short-Term Investments (Cost $20,958,605)				20,958,605

2

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

		Value

Total investments in securities (Cost $453,001,660)*	100.20%	$438,051,985

Other assets and liabilities, net	(0.20)	(873,802)

Total net assets	100.00%	$437,178,183

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $455,306,724 and unrealized gains (losses) consists of:

Gross unrealized gains	$20,560,010
Gross unrealized losses	(37,814,749)

Net unrealized losses	$(17,254,739)

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Brazil	$321,826	$0	$0	$321,826

Canada	8,656,761	0	0	8,656,761

China	0	33,243,149	0	33,243,149

France	0	12,297,551	0	12,297,551

Germany	0	66,965,092	0	66,965,092

Hong Kong	0	25,117,639	0	25,117,639

Italy	0	39,242,927	0	39,242,927

Japan	0	96,711,571	0	96,711,571

Netherlands	0	14,816,608	0	14,816,608

Norway	0	6,940,002	0	6,940,002

South Korea	0	14,423,614	0	14,423,614

Switzerland	0	25,421,944	0	25,421,944

United Kingdom	0	68,540,574	0	68,540,574

Participation notes

China	0	4,394,122	0	4,394,122

Short-term investments

Investment companies	18,604,240	0	0	18,604,240

Investments measured at net asset value*				2,354,365

	27,582,827	408,114,793	0	438,051,985

Forward foreign currency contracts	0	1,025,502	0	1,025,502

Total assets	$27,582,827	$409,140,295	$0	$439,077,487

Liabilities

Forward foreign currency contracts	$0	$345,855	$0	$345,855

Total liabilities	$0	$345,855	$0	$345,855

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,354,365 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended January 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At January 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains
2-29-2016	Barclays	17,378,700 EUR	$18,838,327	$18,461,393	$376,934

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
2-29-2016	Barclays	20,122,500 EUR	$21,812,578	$21,466,723	$(345,855)
3-16-2016	Morgan Stanley	2,756,000 EUR	2,988,842	3,010,891	22,049
3-16-2016	Morgan Stanley	5,792,800 EUR	6,282,208	6,395,466	113,258
4-13-2016	Citibank	1,834,443,000 JPY	15,181,002	15,612,487	431,485
4-13-2016	Credit Suisse	11,879,000 EUR	12,893,299	12,975,075	81,776

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 93.62%

Australia : 3.91%

AMP Limited (Financials, Insurance)	198,057	$763,240
Commonwealth Bank of Australia (Financials, Banks)	13,500	763,096
Healthscope Limited (Health Care, Health Care Providers & Services)	681,600	1,077,477
Medibank Private Limited (Financials, Insurance)	511,627	916,990
MYOB Group Limited (Information Technology, Internet Software & Services)†	676,700	1,502,717
Suncorp Group Limited (Financials, Insurance)	69,300	578,139

		5,601,659

China : 16.43%

Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	29,700	1,990,791
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,501,517
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	13,060	2,132,306
Bank of China Limited H Shares (Financials, Banks)	1,380,000	540,368
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,222,000	609,784
China Construction Bank H Shares (Financials, Banks)	4,335,000	2,646,495
China Life Insurance Company Limited H Shares (Financials, Insurance)	228,000	552,779
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,470,000	878,343
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	271,500	2,982,203
China Pacific Insurance H Shares (Financials, Insurance)	204,400	721,256
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,854,000	1,612,333
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	462,000	746,077
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	961,824
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,315,000	2,245,702
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,298,000	1,423,589
Zhuzhou CSR Times Electric Company Limited H Shares (Industrials, Electrical Equipment)	201,000	1,037,116
ZTE Corporation H Shares (Information Technology, Communications Equipment)	541,800	984,599

		23,567,082

Hong Kong : 3.58%

China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	615,725
China Gas Holdings Limited (Utilities, Gas Utilities)	566,000	723,088
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	522,000	1,525,078
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,238,000	552,931
China Unicom Limited (Telecommunication Services, Diversified Telecommunication Services)	530,000	587,191
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	992,241	1,126,236

		5,130,249

India : 6.90%

Astra Microwave Products Limited (Information Technology, Communications Equipment)	315,900	596,265
Bharti Infratel Limited (Telecommunication Services, Wireless Telecommunication Services)	136,500	731,010
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	390,600	1,848,806
Emami Limited (Consumer Staples, Personal Products)	58,800	876,528
HDFC Bank Limited (Financials, Banks)	95,200	1,484,820
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	678,154
Inox Wind Limited (Industrials, Electrical Equipment)†	157,300	738,585
Larsen & Toubro Limited (Industrials, Construction & Engineering)	33,400	546,210
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	64,300	986,231
Suzlon Energy Limited (Industrials, Electrical Equipment)†	2,303,000	696,303
Voltas Limited (Industrials, Construction & Engineering)	167,900	713,746

		9,896,658

Indonesia : 4.40%

PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,330,400	1,097,217
PT Blue Bird Tbk (Industrials, Road & Rail)	3,400,200	1,447,642
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	582,800	843,220
PT Siloam International Hospitals Tbk (Health Care, Health Care Providers & Services)	1,270,000	835,081

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value

Indonesia (continued)

PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified
Telecommunication Services)	8,509,800	$2,087,786

		6,310,946

Japan : 32.99%

Bridgestone Corporation (Consumer Discretionary, Auto Components)	66,900	2,437,298
FANUC Corporation (Industrials, Machinery)	5,500	736,393
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	40,700	1,572,559
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	335,000	1,655,578
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	135,700	1,375,040
Japan Airlines Company Limited (Industrials, Airlines)	96,100	3,606,953
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,000	1,518,868
Japan Rental Housing Investment Incorporated (Financials, REITs)	2,400	1,628,711
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,300	1,108,333
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	1,257,169
Kubota Corporation (Industrials, Machinery)	129,000	1,906,618
M3 Incorporated (Health Care, Health Care Technology)	54,400	1,247,691
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,478,829
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	137,000	1,271,508
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	469,400	2,407,034
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	146,000	3,436,967
Nagoya Railroad Company Limited (Industrials, Road & Rail)	504,000	2,298,594
Nippon Telegraph and Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	804,622
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	77,500	1,718,813
ORIX Corporation (Financials, Diversified Financial Services)	136,700	1,933,274
Otsuka Corporation (Information Technology, IT Services)	23,200	1,150,927
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,311,805
Resona Holdings Incorporated (Financials, Banks)	384,900	1,770,063
Sekisui House Limited (Consumer Discretionary, Household Durables)	141,700	2,230,495
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	641,000	2,049,532
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	36,900	2,222,471
Tsukui Corporation (Health Care, Health Care Providers & Services)	107,900	1,174,836

		47,310,981

Malaysia : 0.60%

IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	493,400	780,141
Media Prima Bhd (Consumer Discretionary, Media)	283,700	87,397

		867,538

New Zealand : 1.54%

Air New Zealand Limited (Industrials, Airlines)	491,200	942,343
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	415,800	1,262,018

		2,204,361

Philippines : 1.75%

ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	656,550	764,555
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	15,024,600	1,743,192

		2,507,747

Singapore : 5.71%

Asian Pay Television Trust (Consumer Discretionary, Media)	447,700	195,332
City Developments Limited (Financials, Real Estate Management & Development)	215,400	1,056,617
First Resources Limited (Consumer Staples, Food Products)	649,000	799,427
Mapletree Commercial Trust (Financials, REITs)	1,311,600	1,232,740
Singapore Post Limited (Industrials, Air Freight & Logistics)	1,666,000	1,568,105
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	653,165
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	743,800	1,844,363

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Shares	Value

Singapore (continued)

Yoma Strategic Holdings Limited (Financials, Real Estate Management & Development)†«		2,650,100	$839,095

			8,188,844

South Korea : 7.94%

Hana Financial Group Incorporated (Financials, Banks)		51,790	931,999
KB Financial Group Incorporated (Financials, Banks)		39,500	1,010,403
Korea Electric Power Corporation (Utilities, Electric Utilities)		35,190	1,544,779
LG Chem Limited (Materials, Chemicals)		11,500	2,877,651
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)		288,800	1,968,051
POSCO (Materials, Metals & Mining)		8,200	1,229,084
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		663	641,421
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		6,700	1,175,257

			11,378,645

Taiwan : 6.73%

Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		718,000	771,254
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		362,598	752,921
CTBC Financial Holding Company Limited (Financials, Banks)		1,430,163	671,736
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		679,350	1,598,242
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		1,047,000	697,801
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		12,000	861,279
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		673,000	1,042,209
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		387,000	1,666,394
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)		2,180,000	849,479
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		761,000	740,930

			9,652,245

Thailand : 1.14%

Major Cineplex Group PCL (Consumer Discretionary, Media)		1,051,100	860,412
The Siam Cement PCL (Materials, Construction Materials)		63,700	770,802

			1,631,214

Total Common Stocks (Cost $145,712,315)			134,248,169

	Expiration date

Participation Notes : 1.29%

China : 1.29%

UBS AG (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)†(a)	5-4-2018	375,000	1,121,445
UBS AG (Shanghai International Air Company Limited Class A) (Industrials, Transportation Infrastructure)†	8-29-2016	187,382	736,742

Total Participation Notes (Cost $1,662,454)			1,858,187

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Asia Pacific Fund

Security name		Dividend yield	Shares	Value

Preferred Stocks : 1.41%

South Korea : 1.41%

Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±		2.14%	2,400	$2,019,016

Total Preferred Stocks (Cost $1,866,044)				2,019,016

		Yield

Short-Term Investments : 3.70%

Investment Companies : 3.70%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.42	330,000	330,000
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40	4,976,452	4,976,452

Total Short-Term Investments (Cost $5,306,452)				5,306,452

Total investments in securities (Cost $154,547,265)*	100.02%			143,431,824

Other assets and liabilities, net	(0.02)			(34,718)

Total net assets	100.00%			$143,397,106

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $155,939,632 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,344,286
Gross unrealized losses	(21,852,094)

Net unrealized losses	$(12,507,808)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
REIT	Real estate investment trust

4

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Australia	$0	$5,601,659	$0	$5,601,659

China	4,123,097	19,443,985	0	23,567,082

Hong Kong	0	5,130,249	0	5,130,249

India	0	9,896,658	0	9,896,658

Indonesia	0	6,310,946	0	6,310,946

Japan	0	47,310,981	0	47,310,981

Malaysia	87,397	780,141	0	867,538

New Zealand	0	2,204,361	0	2,204,361

Philippines	0	2,507,747	0	2,507,747

Singapore	0	8,188,844	0	8,188,844

South Korea	1,968,051	9,410,594	0	11,378,645

Taiwan	0	9,652,245	0	9,652,245

Thailand	860,412	770,802	0	1,631,214

Participation notes

China	0	736,742	1,121,445	1,858,187

Preferred stocks

South Korea	0	2,019,016	0	2,019,016

Short-term investments

Investment companies	4,976,452	0	0	4,976,452

Investments measured at net asset value*				330,000

Total assets	$12,015,409	$129,964,970	$1,121,445	$143,431,824

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $330,000 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $1,502,717 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 3.87%

United States : 3.87%

Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)	3.80%	12-5-2024	$5,800,000	$6,083,376
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3.50	4-1-2022	5,775,000	5,717,441
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.00	6-30-2022	5,950,000	5,841,258
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services) %%	3.60	2-17-2023	5,150,000	5,146,138
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,531,368
Goldman Sachs Group Incorporated (Financials, Capital Markets)	2.75	9-15-2020	5,000,000	4,996,855
Lam Research Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3.80	3-15-2025	6,000,000	5,720,928

Total Corporate Bonds and Notes (Cost $36,589,128)				36,037,364

Foreign Corporate Bonds and Notes @: 15.25%

Australia : 0.59%

General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,053,987
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	4,090,000	4,401,553

				5,455,540

Bermuda : 0.65%

Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	5,204,000	6,082,220

Brazil : 0.29%

BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	2,709,642

France : 0.60%

Autoroutes Du Sud de la France (Industrials, Transportation Infrastructure, EUR)	2.95	1-17-2024	2,500,000	3,053,694
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.25	3-7-2024	2,700,000	2,560,297

				5,613,991

Germany : 2.22%

HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR)	7.50	7-15-2021	875,000	976,324
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,201,198
KfW (Financials, Banks, AUD)	5.00	3-19-2024	16,755,000	13,492,542
KfW (Financials, Banks, AUD)	5.50	2-9-2022	4,000,000	3,239,995
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	327,122
Rapid Holding GmbH (Energy, Energy Equipment & Services, EUR) 144A	6.63	11-15-2020	1,300,000	1,443,146

				20,680,327

Ireland : 0.75%

GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,662,830
Ryanair Limited (Industrials, Airlines, EUR)	1.13	3-10-2023	5,080,000	5,302,284

				6,965,114

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Luxembourg : 0.34%

Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88%	5-15-2018	2,925,000	$2,820,419
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	365,841

				3,186,260

Mexico : 0.09%

America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	387,368
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	475,213

				862,581

Netherlands : 0.22%

Schaeffler Finance BV (Financials, Diversified Financial Services, EUR)	3.50	5-15-2022	1,950,000	2,097,121

Norway : 1.18%

Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	12,650,000	10,290,077
Lock AS (Financials, Diversified Financial Services, EUR) 144A	7.00	8-15-2021	600,000	666,958

				10,957,035

Philippines : 0.78%

Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	9,731,000	7,228,366

Spain : 0.67%

Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	2.88	3-11-2024	1,000,000	1,181,024
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	3.88	4-11-2022	2,200,000	2,734,882
Grupo Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	5.13	6-30-2022	1,000,000	1,110,383
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	1,150,000	1,257,942

				6,284,231

United Kingdom : 4.15%

AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	4.25	7-31-2043	3,495,000	5,127,203
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50	3-10-2025	3,100,000	3,102,227
Ephios Bondco plc (Health Care, Health Care Providers & Services, EUR) 144A	6.25	7-1-2022	1,200,000	1,328,365
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	3,020,000	4,675,211
GKN plc (Consumer Discretionary, Auto Components, GBP)	5.38	9-19-2022	2,000,000	3,102,131
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	561,000	638,737
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	5.23	2-15-2023	1,250,000	2,037,695
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,328,067
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,410,650
New Look Secured Issuer plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods, GBP) 144A	6.50	7-1-2022	1,600,000	2,228,542
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	1,750,000	2,270,399
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	2,400,000	3,545,776
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	1,450,000	2,128,577
Wagamama Finance plc (Financials, Diversified Financial Services, GBP) 144A	7.88	2-1-2020	450,000	670,123
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	620,000	923,281

2

Wells Fargo International Bond Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United Kingdom (continued)

Worldpay Finance plc (Financials, Diversified Financial Services, EUR) 144A	3.75%	11-15-2022	1,925,000	$2,100,993

				38,617,977

United States : 2.72%

Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	3,910,000	4,061,863
Amgen Incorporated (Health Care, Biotechnology, EUR)	4.00	9-13-2029	1,150,000	1,685,928
Ball Corporation (Materials, Containers & Packaging, EUR)	4.38	12-15-2023	1,700,000	1,885,349
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	3,000,000	3,229,849
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	1.80	3-3-2027	1,970,000	1,841,307
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	2.38	9-23-2024	5,659,000	5,946,148
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	2,864,000	3,509,940
Walgreens Boots Alliance Incorporated (Consumer Staples, Food & Staples Retailing, EUR)	3.60	11-20-2025	2,250,000	3,166,339

				25,326,723

Total Foreign Corporate Bonds and Notes (Cost $166,470,717)				142,067,128

Foreign Government Bonds @: 65.83%

Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	19,050,000	14,026,570
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	23,050,000	16,072,036
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	24,795,000	27,982,581
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	20,675,000	23,076,857
Brazil (BRL)	10.00	1-1-2017	2,685,000	653,913
Brazil (BRL)	10.00	1-1-2019	36,795,000	8,213,533
Brazil (BRL)	10.00	1-1-2025	83,740,000	15,554,143
Canada (CAD) 144A	2.90	6-15-2024	17,900,000	13,952,647
Colombia (COP)	7.00	5-4-2022	8,100,000,000	2,292,314
Colombia (COP)	7.75	4-14-2021	1,630,000,000	497,566
France (EUR)	1.00	11-25-2025	21,750,000	24,348,888
Hungary (HUF)	6.75	11-24-2017	462,450,000	1,755,800
Indonesia (IDR)	7.88	4-15-2019	48,400,000,000	3,476,192
Indonesia (IDR)	10.00	7-15-2017	17,700,000,000	1,319,193
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	20,425,000	22,965,001
Korea (KRW)	3.00	9-10-2024	16,000,000,000	14,432,043
Korea (KRW)	3.13	3-10-2019	10,850,000,000	9,465,310
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,864,427
Malaysia (MYR)	3.96	9-15-2025	46,700,000	11,324,216
Malaysia (MYR)	4.18	7-15-2024	6,400,000	1,565,389
Malaysia (MYR)	4.50	4-15-2030	17,950,000	4,433,196
Mexico (MXN)	4.75	6-14-2018	775,400,000	43,108,696
Mexico (MXN)	10.00	12-5-2024	47,450,000	3,343,819
New Zealand (NZD)	4.50	4-15-2027	59,400,000	43,002,863
Norway (NOK) 144A¤	0.00	6-15-2016	201,245,000	23,124,515
Norway (NOK) 144A¤	0.00	9-21-2016	185,100,000	21,237,014
Poland (PLN)	1.50	4-25-2020	10,800,000	2,576,138
Poland (PLN)	2.50	7-25-2026	168,215,000	38,809,966
Poland (PLN)	3.25	7-25-2025	10,625,000	2,663,847
Province of British Columbia (AUD)	4.25	11-27-2024	14,090,000	10,586,776
Province of Ontario (AUD)	6.25	9-29-2020	13,230,000	10,673,362
Queensland Treasury (AUD)	5.75	7-22-2024	16,100,000	13,713,672
Republic of South Africa (ZAR)	7.75	2-28-2023	150,706,000	8,850,577
Republic of South Africa (ZAR)	8.00	12-21-2018	135,925,000	8,457,422
Romania (RON)	5.75	4-29-2020	32,700,000	8,886,676

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Romania (RON)	5.85%	4-26-2023	7,810,000	$2,167,866
Singapore (SGD)	2.88	9-1-2030	20,900,000	15,085,528
Singapore (SGD)	3.00	9-1-2024	38,755,000	28,849,977
State of New South Wales Australia (AUD)	5.00	8-20-2024	17,136,000	14,197,299
Thailand (THB)	3.25	6-16-2017	40,507,000	1,162,182
Thailand (THB)	3.85	12-12-2025	40,000,000	1,264,433
Turkey (TRY)	9.00	3-8-2017	5,019,000	1,668,415
United Kingdom Gilt (GBP)	2.00	9-7-2025	33,100,000	48,966,780
United Kingdom Gilt (GBP)	2.75	9-7-2024	20,375,000	31,995,245
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,850,000	9,421,793

Total Foreign Government Bonds (Cost $669,057,209)				613,086,676

U.S. Treasury Securities : 8.85%
U.S. Treasury Bond	3.00	11-15-2045	$11,000,000	11,561,605
U.S. Treasury Note	1.50	1-31-2022	11,000,000	10,976,801
U.S. Treasury Note	1.38	10-31-2020	9,250,000	9,275,650
U.S. Treasury Note	2.13	12-31-2022	12,000,000	12,367,032
U.S. Treasury Note	2.25	11-15-2025	37,150,000	38,223,858

Total U.S. Treasury Securities (Cost $80,847,858)				82,404,946

Yankee Corporate Bonds and Notes : 2.62%

Cayman Islands : 0.65%

HPHT Finance Limited (Financials, Diversified Financial Services) 144A	2.88	3-17-2020	1,650,000	1,660,215
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	2,950,000	3,224,823
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	1,200,000	1,152,000

				6,037,038

Israel : 0.37%

B Communications Limited (Telecommunication Services, Diversified Telecommunication Services) 144A	7.38	2-15-2021	3,162,000	3,427,924

Netherlands : 1.18%

ABN AMRO Bank NV (Financials, Banks) 144A	2.45	6-4-2020	2,325,000	2,326,530
Fiat Chrysler Automobiles (Consumer Discretionary, Automobiles)	5.25	4-15-2023	2,150,000	2,004,875
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels )	5.50	4-20-2021	3,200,000	3,540,160
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,125,466

				10,997,031

Switzerland : 0.26%

Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)	3.80	9-15-2022	2,400,000	2,427,840

Turkey : 0.04%

Anadolu Efes (Consumer Staples, Beverages)	3.38	11-1-2022	425,000	354,671

United Kingdom : 0.12%

Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,161,000

Total Yankee Corporate Bonds and Notes (Cost $23,679,586)				24,405,504

4

Wells Fargo International Bond Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Yield	Shares	Value

Short-Term Investments : 1.54%

Investment Companies : 1.54%

Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.40%	14,338,141	$14,338,141

Total Short-Term Investments (Cost $14,338,141)				14,338,141

Total investments in securities (Cost $990,982,639)*	97.96%			912,339,759

Other assets and liabilities, net	2.04			18,998,168

Total net assets	100.00%			$931,337,927

%%	The security is issued on a when-issued basis.
@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $992,243,010 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,086,474
Gross unrealized losses	(83,989,725)

Net unrealized losses	(79,903,251)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Columbian Peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

5

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Corporate bonds and notes	$0	$36,037,364	$0	$36,037,364

Foreign corporate bonds and notes	0	142,067,128	0	142,067,128

Foreign government bonds	0	613,086,676	0	613,086,676

U.S. Treasury securities	82,404,946	0	0	82,404,946

Yankee corporate bonds and notes	0	24,405,504	0	24,405,504

Short-term investments

Investment companies	14,338,141	0	0	14,338,141

	96,743,087	815,596,672	0	912,339,759

Forward foreign currency contracts	0	15,726,905	0	15,726,905

Total assets	$96,743,087	$831,323,577	$0	$928,066,664

Liabilities

Forward foreign currency contracts	$0	$10,910,200	$0	$10,910,200

Total liabilities	$0	$10,910,200	$0	$10,910,200

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016 the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended January 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At January 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
2-12-2016	State Street Bank	37,000,000 BRL	$9,227,590	$9,476,003	$(248,413)
2-12-2016	State Street Bank	25,610,000,000 JPY	211,574,804	207,966,219	3,608,585
2-12-2016	State Street Bank	6,250,000 MYR	1,503,177	1,421,747	81,430
2-12-2016	State Street Bank	48,200,000 BRL	12,020,807	12,336,831	(316,024)
2-12-2016	State Street Bank	76,000,000 BRL	18,953,969	19,734,109	(780,140)
2-19-2016	State Street Bank	49,125,000 THB	1,374,118	1,356,894	17,224
3-4-2016	State Street Bank	3,535,000 CAD	2,523,381	2,539,076	(15,695)
3-11-2016	State Street Bank	875,000 TRY	292,805	292,635	170
3-11-2016	State Street Bank	4,000,000 GBP	5,699,939	6,057,848	(357,909)
3-11-2016	State Street Bank	1,570,000 GBP	2,237,226	2,335,665	(98,439)
3-14-2016	State Street Bank	4,930,000 NZD	3,184,766	3,311,363	(126,597)
3-14-2016	State Street Bank	4,855,000 NZD	3,136,316	3,259,798	(123,482)
3-16-2016	State Street Bank	16,890,978 EUR	18,318,022	18,425,000	(106,978)
3-16-2016	State Street Bank	220,000,000 EUR	238,586,830	241,769,000	(3,182,170)
3-16-2016	State Street Bank	4,150,000 EUR	4,500,615	4,544,092	(43,477)
3-16-2016	State Street Bank	3,800,000 EUR	4,121,045	4,179,761	(58,716)
3-17-2016	State Street Bank	9,800,000 AUD	6,921,488	7,000,414	(78,926)
3-17-2016	State Street Bank	4,000,000 AUD	2,825,097	2,840,632	(15,535)
3-17-2016	State Street Bank	1,500,000 AUD	1,059,411	1,043,006	16,405
4-28-2016	State Street Bank	1,500,000 PLN	367,153	366,460	693

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for	U.S. value at January 31, 2016	Unrealized losses
3-17-2016	State Street Bank	3,224,247,000 JPY	$26,659,947	39,000,000 AUD	$27,544,697	$(884,750)
4-22-2016	State Street Bank	9,280,000,000 JPY	76,813,661	72,795,105 EUR	79,032,308	(2,218,647)
3-11-2016	State Street Bank	2,155,208,990 JPY	17,816,816	12,550,000 GBP	17,883,558	(66,742)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
2-9-2016	State Street Bank	507,300,000 HUF	$1,765,179	$1,757,735	$(7,444)
2-9-2016	State Street Bank	1,750,000,000 COP	532,922	608,484	75,562
2-12-2016	State Street Bank	1,600,000,000 JPY	13,218,262	13,227,994	9,732
2-12-2016	State Street Bank	161,200,000 BRL	40,202,366	40,895,023	692,657
2-12-2016	State Street Bank	559,639,125 JPY	4,623,410	4,650,000	26,590
2-12-2016	State Street Bank	1,600,000,000 JPY	13,218,262	13,514,529	296,267
2-16-2016	State Street Bank	3,425,000 RON	814,486	827,295	12,809
2-19-2016	State Street Bank	7,500,000,000 IDR	542,761	529,886	(12,875)
3-4-2016	State Street Bank	22,700,000 CAD	16,203,891	17,025,796	821,905
3-11-2016	State Street Bank	12,674,685 GBP	18,061,233	18,425,000	363,767
3-11-2016	State Street Bank	71,400,000 GBP	101,743,908	107,608,368	5,864,460
3-14-2016	State Street Bank	74,875,000 NZD	48,369,034	50,155,842	1,786,808
3-16-2016	State Street Bank	22,525,000 EUR	24,428,038	24,727,044	299,006
3-16-2016	State Street Bank	4,245,339 EUR	4,604,009	4,650,000	45,991
3-17-2016	State Street Bank	102,000,000 AUD	72,039,976	73,657,158	1,617,182
3-17-2016	State Street Bank	4,474,661 AUD	3,160,338	3,250,000	89,662
3-21-2016	State Street Bank	64,380,000 MYR	15,441,626	14,523,552	(918,074)
4-15-2016	State Street Bank	61,700,000 SGD	43,241,218	42,903,533	(337,685)
4-22-2016	State Street Bank	28,735,000,000 KRW	23,922,267	23,672,612	(249,655)
4-28-2016	State Street Bank	163,500,000 PLN	40,019,707	39,369,415	(650,292)
4-28-2016	State Street Bank	2,900,000 PLN	709,830	698,295	(11,535)

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 95.75%

Argentina : 0.53%

MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	155,300	$15,256,672

Brazil : 5.81%

Ambev SA ADR (Consumer Staples, Beverages)	7,102,000	33,166,340
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	2,951,424	9,817,052
Banco Bradesco SA ADR (Financials, Banks)	4,135,249	18,898,088
BM&F Bovespa SA (Financials, Diversified Financial Services)	8,459,000	21,837,637
BRF SA ADR (Consumer Staples, Food Products)	976,078	11,839,826
CETIP SA (Financials, Capital Markets)	2,941,437	28,216,482
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,733,000	16,593,554
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	1,066,200	11,073,276
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	1,432,600	14,884,052
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail)†	3,095,351	1,468,969

		167,795,276

Chile : 2.40%

AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	7,288,964
Banco Santander Chile SA ADR (Financials, Banks)	1,669,200	28,860,468
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,042,942	33,223,756

		69,373,188

China : 21.50%

51Job Incorporated ADR (Industrials, Professional Services)«†	1,113,941	31,000,978
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	286,037	19,173,060
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	112,540	18,374,406
China Auto Rental Incorporated (Industrials, Road & Rail)†	1,256,469	1,579,195
China International Capital Corporation Limited H Shares (Financials, Diversified FinancialServices)†	1,334,904	1,811,703
China Life Insurance Company Limited H Shares (Financials, Insurance)	26,768,290	64,898,842
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,640,165	94,905,075
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	29,074,000	29,633,105
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)«†	1,252,632	53,462,334
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,007,000	44,852,315
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)†	908,901	2,766,236
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,581,182	49,664,927
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	20,266,000	12,554,593
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	11,621,961
SINA Corporation (Information Technology, Internet Software & Services)«†	1,056,907	48,564,877
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	31,539,097
Tingyi Holding Corporation (Consumer Staples, Food Products)	22,498,000	25,704,135
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	8,310,000	29,673,008
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	1,654,738	21,246,836
Want Want China Holdings Limited (Consumer Staples, Food Products)	14,104,000	9,265,537
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	1,243,046	18,919,160

		621,211,380

Colombia : 0.51%

Bancolombia SA ADR (Financials, Banks)«	502,400	14,820,800

Hong Kong : 6.47%

AIA Group Limited (Financials, Insurance)	11,201,400	62,273,746
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	53,959,000	36,355,565
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	12,466,670
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	25,884,207	11,942,464
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	30,190,500	17,031,980
WH Group Limited (Consumer Staples, Food Products)†144A	81,905,500	46,900,534

		186,970,959

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value

India : 10.50%

Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,838,728	$16,473,123
Bharti Infratel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,378,464	18,092,980
HDFC Bank Limited ADR (Financials, Banks)	123,826	7,470,423
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,230,700	39,048,968
ICICI Bank Limited ADR (Financials, Banks)	5,611,775	37,318,304
Indusind Bank Limited (Financials, Banks)	817,217	11,251,150
Infosys Limited ADR (Information Technology, IT Services)	2,962,460	53,057,659
ITC Limited (Consumer Staples, Tobacco)	11,212,640	53,167,618
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	1,144,200	17,549,704
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	37,771,586
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	12,028,396

		303,229,911

Indonesia : 2.61%

PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	6,965,777
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	9,156,453
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	5,792,469
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)†	44,178,161	10,636,352
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	12,297,051
PT Telekomunikasi Indonesia Persero Sponsored ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)	620,877	30,422,973

		75,271,075

Malaysia : 1.33%

Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	16,119,354
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,996,300	19,424,414
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,465,937	2,849,906

		38,393,674

Mexico : 10.79%

America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,032,320	42,877,005
Cemex SAB de CV ADR (Materials, Construction Materials)«†	3,089,994	13,997,673
Fibra Uno Administracion SAB de CV (Financials, REITs)	25,836,922	51,765,723
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	921,100	87,338,702
Grupo Financiero Banorte SAB de CV (Financials, Banks)	9,198,188	47,923,737
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,478,441	19,009,642
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	1,014,226	1,314,072
Grupo Televisa SAB de CV ADR (Consumer Discretionary, Media)	897,000	23,752,560
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†%%	3,052,320	1,851,140
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,777,100	22,032,576

		311,862,830

Peru : 0.21%

Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	1,523,600	6,094,400

Philippines : 0.84%

Ayala Corporation (Financials, Diversified Financial Services)	647,624	9,274,287
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	6,406,364
SM Investments Corporation (Industrials, Industrial Conglomerates)	488,582	8,545,069

		24,225,720

Russia : 2.52%

LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	576,249	19,604,592
Magnit (Consumer Staples, Food & Staples Retailing)(a)	95,300	14,501,944
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	1,367,800	9,574,600
Sberbank of Russia ADR (Financials, Banks)(a)	2,181,195	12,076,306
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,265,106	16,977,723

		72,735,165

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name			Shares	Value

South Africa : 4.02%

Anglo American Platinum Limited (Materials, Metals & Mining)			106,832	$1,569,838
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†			1,077,592	9,137,980
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)			860,000	4,704,616
Impala Platinum Holdings Limited (Materials, Metals & Mining)†			1,290,758	2,696,566
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)			2,102,643	18,580,861
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)			3,738,100	34,516,927
Standard Bank Group Limited (Financials, Banks)			2,245,190	15,985,719
Tiger Brands Limited (Consumer Staples, Food Products)			1,580,333	29,037,045

				116,229,552

South Korea : 11.07%

Amorepacific Corporation (Consumer Staples, Personal Products)			33,200	11,316,242
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«†			4,024,813	49,585,696
KT&G Corporation (Consumer Staples, Tobacco)			264,091	22,798,748
Naver Corporation (Information Technology, Internet Software & Services)			60,200	31,741,631
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)			139,036	134,510,691
Samsung Life Insurance Company Limited (Financials, Insurance)			517,337	47,650,237
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			963,000	22,227,015

				319,830,260

Taiwan : 9.32%

104 Corporation (Industrials, Commercial Services & Supplies)(l)			1,655,000	6,919,222
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)			11,766,448	8,415,716
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			2,959,881	19,250,957
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)			4,365,000	28,863,773
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			8,585,224	36,967,346
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			4,807,852	107,455,492
Uni-President Enterprises Corporation (Consumer Staples, Food Products)			36,762,368	61,475,509

				269,348,015

Thailand : 3.68%

Bangkok Bank PCL (Financials, Banks)			2,719,800	11,760,597
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)			5,678,139	9,017,964
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			2,945,900	19,374,141
Siam Commercial Bank PCL (Financials, Banks)			8,355,100	29,695,591
Thai Beverage PCL (Consumer Staples, Beverages)			76,027,000	36,391,989

				106,240,282

Turkey : 0.87%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)			2,720,453	16,868,554
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)			1,246,853	8,234,731

				25,103,285

United Arab Emirates : 0.08%

Emaar Malls Group (Financials, Real Estate Management & Development)†			3,773,147	2,352,685

United Kingdom : 0.69%

Standard Chartered plc (Financials, Banks)			2,975,244	20,070,971

Total Common Stocks (Cost $3,172,055,042)				2,766,416,100

Interest rate		Maturity date	Principal

Convertible Debentures : 0.00%

Brazil : 0.00%

Lupatech SA (Energy, Energy Equipment & Services)(a)(s)(i)	6.50%	4-15-2018	$303,000	1,212

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name		Dividend yield		Shares	Value

Total Convertible Debentures (Cost $160,691)					$1,212

Preferred Stocks : 1.66%

Brazil : 1.66%

Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.04%		9,829,628	45,934,696
Vale SA ADR (Materials, Metals & Mining) « ±		5.20		1,103,500	2,041,475

Total Preferred Stocks (Cost $67,567,343)					47,976,171

			Expiration date

Warrants : 0.01%

Malaysia : 0.01%

Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)†			12-18-2018	620,325	145,564

Total Warrants (Cost $292,284)					145,564

		Yield

Short-Term Investments : 4.26%

Investment Companies : 4.26%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.42		55,209,275	55,209,275
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.40		67,980,304	67,980,304

Total Short-Term Investments (Cost $123,189,579)					123,189,579

Total investments in securities (Cost $3,363,264,939)*	101.68%				2,937,728,626

Other assets and liabilities, net	(1.68)				(48,624,969)

Total net assets	100.00%				$2,889,103,657

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(i)	Illiquid security
*	Cost for federal income tax purposes is $3,384,244,273 and unrealized gains (losses) consists of:

Gross unrealized gains	$392,749,559
Gross unrealized losses	(839,265,206)

Net unrealized losses	$(446,515,647)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :

Common stocks

Argentina	$15,256,672	$0	$0	$15,256,672

Brazil	63,904,254	103,891,022	0	167,795,276

Chile	69,373,188	0	0	69,373,188

China	262,218,281	358,993,099	0	621,211,380

Colombia	14,820,800	0	0	14,820,800

Hong Kong	0	186,970,959	0	186,970,959

India	135,617,972	167,611,939	0	303,229,911

Indonesia	30,422,973	44,848,102	0	75,271,075

Malaysia	0	38,393,674	0	38,393,674

Mexico	311,862,830	0	0	311,862,830

Peru	6,094,400	0	0	6,094,400

Philippines	0	24,225,720	0	24,225,720

Russia	26,552,323	46,182,842	0	72,735,165

South Africa	13,842,596	102,386,956	0	116,229,552

South Korea	72,384,444	247,445,816	0	319,830,260

Taiwan	107,455,492	161,892,523	0	269,348,015

Thailand	58,087,696	48,152,586	0	106,240,282

Turkey	8,234,731	16,868,554	0	25,103,285

United Arab Emirates	0	2,352,685	0	2,352,685

United Kingdom	0	20,070,971	0	20,070,971

Convertible debentures	0	0	1,212	1,212

Preferred stocks

Brazil	2,041,475	45,934,696	0	47,976,171

Warrants

Malaysia	0	145,564	0	145,564

Short-term investments

Investment companies	67,980,304	0	0	67,980,304

Investments measured at net asset value *				55,209,275

Total assets	$1,266,150,431	$1,616,367,708	$1,212	$2,937,728,626

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $55,209,275 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at January 31, 2016. As a result common stocks valued at $4,704,616 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
104 Corporation	1,655,000	0	0	1,655,000	$6,919,222

Wells Fargo Global Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 95.78%

Austria : 0.37%

UNIQA Insurance Group AG (Financials, Insurance)	120,575	$762,775

Canada : 6.45%

Cott Corporation (Consumer Staples, Beverages)	132,900	1,364,883
Cott Corporation - Canadian Exchange (Consumer Staples, Beverages)	142,373	1,460,418
Finning International Incorporated (Industrials, Trading Companies & Distributors)	57,571	733,148
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	341,271	4,218,110
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	144,459	2,353,169
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals)(i)	84,000	2,398
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	52,418	1,156,197
Mullen Group Limited (Energy, Energy Equipment & Services)	48,325	518,125
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	108,900	717,501
Western Forest Products Incorporated (Materials, Paper & Forest Products)«	625,617	933,357

		13,457,306

China : 0.51%

Plastec Technologies Limited (Materials, Chemicals)(a)	152,438	1,067,066

Denmark : 0.60%

Jyske Bank AS (Financials, Banks)†	28,541	1,253,268

France : 3.13%

ALTEN SA (Information Technology, IT Services)	37,151	2,091,149
Eutelsat Communications SA (Consumer Discretionary, Media)	46,982	1,518,433
M6 Metropole Television SA (Consumer Discretionary, Media)	82,186	1,310,263
Teleperformance SE (Industrials, Professional Services)	19,455	1,620,899

		6,540,744

Germany : 4.70%

Cancom SE (Information Technology, IT Services)	40,443	1,786,164
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	29,955	2,128,295
Hochtief AG (Industrials, Construction & Engineering)	13,513	1,241,134
Kion Group AG (Industrials, Machinery)	25,394	1,253,611
TAG Immobilien AG (Financials, Real Estate Management & Development)«	128,552	1,513,345
TLG Immobilien AG (Financials, Real Estate Management & Development)	98,416	1,877,962

		9,800,511

Hong Kong : 0.90%

Sunlight REIT (Financials, REITs)	3,977,000	1,889,057

Israel : 0.86%

Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	85,800	1,790,646

Italy : 1.27%

Azimut Holding SpA (Financials, Capital Markets)	51,771	1,090,118
Davide Campari-Milano SpA (Consumer Staples, Beverages)	178,358	1,564,609

		2,654,727

Japan : 9.05%

Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	60,400	1,991,454
Chiba Bank Limited (Financials, Banks)	124,000	767,040
DTS Corporation (Information Technology, IT Services)	58,900	1,224,337
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	43,800	2,049,683
Fuji Seal International Incorporated (Materials, Containers & Packaging)	15,500	468,353
Hitachi Chemical Company Limited (Materials, Chemicals)	59,700	1,049,577
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	37,400	1,331,330
Meitec Corporation (Industrials, Professional Services)	26,800	903,370
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	67,100	1,351,259
Nihon Parkerizing Company Limited (Materials, Chemicals)	110,500	1,048,328

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Global Opportunities Fund

Security name	Shares	Value

Japan (continued)

ORIX JREIT Incorporated (Financials, REITs)	1,439	$2,006,150
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	61,469	1,468,504
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	384,000	1,978,972
Taikisha Limited (Industrials, Construction & Engineering)	58,400	1,250,671

		18,889,028

Netherlands : 0.98%

Arcadis NV (Industrials, Construction & Engineering)	51,356	688,687
BinckBank NV (Financials, Capital Markets)	169,663	1,352,982

		2,041,669

Norway : 0.49%

SpareBank 1 SR Bank ASA (Financials, Banks)	245,115	1,014,534

South Korea : 0.55%

BS Financial Group Incorporated (Financials, Banks)	152,869	1,155,469

Spain : 1.43%

Almirall SA (Health Care, Pharmaceuticals)	69,702	1,345,713
Merlin Properties Socimi SA (Financials, REITs)	141,777	1,646,466

		2,992,179

Sweden : 0.42%

Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	256,473	875,431

Switzerland : 2.56%

Aryzta AG (Consumer Staples, Food Products)	35,978	1,646,105
Dufry AG (Consumer Discretionary, Specialty Retail)†	11,688	1,267,358
Kuoni Reisen Holding AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,990	619,412
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	202,149	1,804,201

		5,337,076

United Kingdom : 10.65%

ARRIS International plc (Information Technology, Communications Equipment)†	94,306	2,401,974
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	111,744	1,497,364
Cambian Group plc (Health Care, Health Care Providers & Services)	468,938	780,303
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	48,768	706,102
Hunting plc (Energy, Energy Equipment & Services)	149,355	658,142
IMI plc (Industrials, Machinery)	124,364	1,436,049
Jupiter Fund Management plc (Financials, Capital Markets)	347,981	2,071,173
Keller Group plc (Industrials, Construction & Engineering)	84,865	990,973
Lancashire Holdings Limited (Financials, Insurance)	113,426	1,013,936
Mears Group plc (Industrials, Commercial Services & Supplies)	207,878	1,258,872
Micro Focus International plc (Information Technology, Software)	32,971	653,061
Morgan Advanced Materials plc (Industrials, Machinery)	332,016	1,009,890
Savills plc (Financials, Real Estate Management & Development)	136,652	1,474,476
SIG plc (Industrials, Trading Companies & Distributors)	630,574	1,210,350
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	29,780	674,587
Steris Corporation (Health Care, Health Care Equipment & Supplies)	51,367	3,556,651
Stock Spirits Group plc (Consumer Staples, Beverages)	437,093	828,342

		22,222,245

United States : 50.86%

A. Schulman Incorporated (Materials, Chemicals)	41,059	1,039,614
ACCO Brands Corporation (Industrials, Commercial Services & Supplies)†	328,312	1,992,854
ACI Worldwide Incorporated (Information Technology, Software)†	107,800	1,929,620
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	47,124	3,490,475
Brown & Brown Incorporated (Financials, Insurance)	125,422	3,794,016
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)†«	172,028	297,608
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	37,800	2,920,806
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	51,757	623,672

2

Wells Fargo Global Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Shares	Value

United States (continued)

Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†		302,099	$2,830,668
Depomed Incorporated (Health Care, Pharmaceuticals)†«		46,500	713,310
DineEquity Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)		42,700	3,626,084
Dixie Group Incorporated (Consumer Discretionary, Household Durables)†«		147,471	641,499
Douglas Dynamics Incorporated (Industrials, Machinery)		186,302	3,699,958
Eagle Materials Incorporated (Materials, Construction Materials)		65,200	3,490,808
Energen Corporation (Energy, Oil, Gas & Consumable Fuels)		19,000	670,130
ESCO Technologies Incorporated (Industrials, Machinery)		71,700	2,468,631
First Citizens BancShares Corporation Class A (Financials, Banks)		10,746	2,644,161
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)		111,762	3,048,867
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†		48,800	1,442,040
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†		63,376	2,005,217
Hatteras Financial Corporation (Financials, REITs)		165,600	2,030,256
Helen of Troy Limited (Consumer Discretionary, Household Durables)†		28,600	2,555,982
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals)†		536,388	450,405
Innospec Incorporated (Materials, Chemicals)		27,866	1,389,120
Innoviva Incorporated (Health Care, Pharmaceuticals)«		149,308	1,496,066
Kadant Incorporated (Industrials, Machinery)		78,976	3,065,059
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†		288,800	4,233,808
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)«		87,600	1,879,020
Mueller Industries Incorporated (Industrials, Machinery)		127,200	3,237,240
Neenah Paper Incorporated (Materials, Paper & Forest Products)		27,950	1,689,298
NETGEAR Incorporated (Information Technology, Communications Equipment)†		41,993	1,569,278
NetScout Systems Incorporated (Information Technology, Communications Equipment)†		89,300	1,924,415
Patterson-UTI Energy Incorporated (Energy, Energy Equipment & Services)		97,900	1,407,802
ProAssurance Corporation (Financials, Insurance)		45,500	2,280,460
Progress Software Corporation (Information Technology, Software)†		120,600	3,122,334
Quaker Chemical Corporation (Materials, Chemicals)		40,200	3,015,402
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)		54,827	2,302,734
Simpson Manufacturing Company Incorporated (Industrials, Building Products)		110,170	3,594,847
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)		26,900	2,556,576
Steel Excel Incorporated (Energy, Energy Equipment & Services)†		119,034	1,700,996
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†		49,800	3,952,128
UMB Financial Corporation (Financials, Banks)		61,100	2,865,590
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		344,690	3,950,147
WD-40 Company (Consumer Staples, Household Products)		17,982	1,857,541
WellCare Health Plans Incorporated (Health Care, Health Care Providers & Services)†		28,400	2,157,832
Westwood Holdings Group Incorporated (Financials, Capital Markets)		52,850	2,505,090

			106,159,464

Total Common Stocks (Cost $199,774,895)			199,903,195

	Dividend yield

Preferred Stocks : 0.44%

Germany : 0.44%

Draegerwerk AG & Company KGAA (Health Care, Health Care
Equipment & Supplies)	2.32%	13,740	917,403

Total Preferred Stocks (Cost $1,335,656)			917,403

	Yield

Short-Term Investments : 5.24%

Investment Companies : 5.24%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.42	4,287,416	4,287,416
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	6,644,701	6,644,701

Total Short-Term Investments (Cost $10,932,117)			10,932,117

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Global Opportunities Fund

		Value

Total investments in securities (Cost $212,042,668)*	101.46%	$211,752,715

Other assets and liabilities, net	(1.46)	(3,040,144)

Total net assets	100.00%	$208,712,571

†	Non-income-earning security
(i)	Illiquid security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $213,967,830 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,449,492
Gross unrealized losses	(25,664,607)

Net unrealized losses	$(2,215,115)

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Austria	$0	$762,775	$0	$762,775

Canada	13,454,908	2,398	0	13,457,306

China	0	0	1,067,066	1,067,066

Denmark	0	1,253,268	0	1,253,268

France	0	6,540,744	0	6,540,744

Germany	0	9,800,511	0	9,800,511

Hong Kong	0	1,889,057	0	1,889,057

Israel	1,790,646	0	0	1,790,646

Italy	0	2,654,727	0	2,654,727

Japan	0	18,889,028	0	18,889,028

Netherlands	0	2,041,669	0	2,041,669

Norway	0	1,014,534	0	1,014,534

South Korea	0	1,155,469	0	1,155,469

Spain	0	2,992,179	0	2,992,179

Sweden	875,431	0	0	875,431

Switzerland	0	5,337,076	0	5,337,076

United Kingdom	9,036,812	13,185,433	0	22,222,245

United States	104,458,468	1,700,996	0	106,159,464
Preferred stocks

Germany	0	917,403	0	917,403

Short-term investments

Investment companies	6,644,701	0	0	6,644,701
Investments measured at net asset value*				4,287,416

Total assets	$136,260,966	$70,137,267	$1,067,066	$211,752,715

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,287,416 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 99.76%

France : 1.96%

Societe Generale SA (Financials, Banks)	74,882	$2,856,568

Germany : 2.00%

Siemens AG (Industrials, Industrial Conglomerates)	30,444	2,918,049

Hong Kong : 2.47%

AIA Group Limited (Financials, Insurance)	648,600	3,605,866

Japan : 10.88%

Honda Motor Company Limited (Consumer Discretionary, Automobiles)	94,920	2,572,995
Kao Corporation (Consumer Staples, Personal Products)	63,200	3,391,649
Nidec Corporation (Industrials, Electrical Equipment)	43,010	2,934,520
ORIX Corporation (Financials, Diversified Financial Services)	257,500	3,641,683
ORIX Corporation ADR (Financials, Diversified Financial Services)«	5,900	420,906
Sony Corporation (Consumer Discretionary, Household Durables)	126,320	2,931,800

		15,893,553

Luxembourg : 3.37%

Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,850	1,760,472
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,218,870	3,159,391

		4,919,863

Netherlands : 9.02%

AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	81,216	2,494,143
Airbus Group NV (Industrials, Aerospace & Defense)	24,090	1,515,166
Heineken NV (Consumer Staples, Beverages)	34,550	3,000,052
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	78,282	2,872,949
Unilever NV (Consumer Staples, Food Products)	74,056	3,288,827

		13,171,137

South Korea : 1.97%

Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,973	2,876,236

Spain : 1.92%

CaixaBank SA (Financials, Banks)	924,674	2,809,397

Switzerland : 5.90%

Novartis AG ADR (Health Care, Pharmaceuticals)	37,911	2,955,921
Roche Holding AG (Health Care, Pharmaceuticals)	11,987	3,104,923
UBS Group AG (Financials, Capital Markets)	154,900	2,559,747

		8,620,591

United Kingdom : 6.38%

Barclays plc (Financials, Banks)	964,710	2,581,440
BG Group plc (Energy, Oil, Gas & Consumable Fuels)	157,446	2,382,599
Diageo plc (Consumer Staples, Beverages)	86,176	2,319,988
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	93,194	2,037,812

		9,321,839

United States : 53.89%

Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	69,728	2,639,205
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	27,614	2,687,947

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value

United States (continued)

Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)			13,572	$1,400,932
BB&T Corporation (Financials, Banks)			82,850	2,705,881
Charles Schwab Corporation (Financials, Capital Markets)			98,365	2,511,258
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			31,311	2,707,462
CIT Group Incorporated (Financials, Banks)			72,629	2,131,661
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)			83,577	2,070,202
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			44,599	3,167,421
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†			38,066	2,735,803
Gilead Sciences Incorporated (Health Care, Biotechnology)			33,791	2,804,653
Goldman Sachs Group Incorporated (Financials, Capital Markets)			18,859	3,046,860
Honeywell International Incorporated (Industrials, Aerospace & Defense)			20,007	2,064,722
Lockheed Martin Corporation (Industrials, Aerospace & Defense)			9,595	2,024,545
Merck & Company Incorporated (Health Care, Pharmaceuticals)			67,700	3,430,359
Microsoft Corporation (Information Technology, Software)			77,630	4,276,637
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			54,470	3,636,962
Oracle Corporation (Information Technology, Software)			96,233	3,494,220
PepsiCo Incorporated (Consumer Staples, Beverages)			33,907	3,366,965
QUALCOMM Incorporated (Information Technology, Communications Equipment)			25,316	1,147,827
Schlumberger Limited (Energy, Energy Equipment & Services)			38,100	2,753,487
SunTrust Banks Incorporated (Financials, Banks)			80,614	2,948,860
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			61,893	3,275,997
The Procter & Gamble Company (Consumer Staples, Household Products)			32,475	2,652,883
The Walt Disney Company (Consumer Discretionary, Media)			29,956	2,870,384
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			30,683	2,859,656
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			76,841	3,839,745
Visa Incorporated Class A (Information Technology, IT Services)			46,332	3,451,271

				78,703,805

Total Common Stocks (Cost $135,463,465)				145,696,904

		Yield

Short-Term Investments : 0.39%

Investment Companies : 0.39%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.42%	274,000	274,000
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40	291,681	291,681

Total Short-Term Investments (Cost $565,681)				565,681

Total investments in securities (Cost $136,029,146)*	100.15%			146,262,585

Other assets and liabilities, net	(0.15)			(216,514)

Total net assets	100.00%			$146,046,071

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $136,730,353 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,068,656
Gross unrealized losses	(17,536,424)

Net unrealized gains	$9,532,232

2

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2016 (unaudited)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
SDR	Swedish depositary receipt

3

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

France	$0	$2,856,568	$0	$2,856,568

Germany	0	2,918,049	0	2,918,049

Hong Kong	0	3,605,866	0	3,605,866

Japan	420,906	15,472,647	0	15,893,553

Luxembourg	0	4,919,863	0	4,919,863

Netherlands	8,655,919	4,515,218	0	13,171,137

South Korea	0	2,876,236	0	2,876,236

Spain	0	2,809,397	0	2,809,397

Switzerland	2,955,921	5,664,670	0	8,620,591

United Kingdom	0	9,321,839	0	9,321,839

United States	77,302,873	1,400,932	0	78,703,805

Short-term investments

Investment companies	291,681	0	0	291,681

Investments measured at net asset value*				274,000

Total assets	$89,627,300	$56,361,285	$0	$146,262,585

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $274,000 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $3,159,391 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 79.71%

Bermuda : 2.94%

COSCO Pacific Limited (Industrials, Transportation Infrastructure)	2,901,517	$3,293,347
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,716,000	3,595,776

		6,889,123

Brazil : 3.41%

Ambev SA (Consumer Staples, Beverages)	491,300	2,299,182
BB Seguridade Participacoes SA (Financials, Insurance)	327,996	1,903,776
Cielo SA (Information Technology, IT Services)	133,500	1,135,692
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	266,768	2,663,055

		8,001,705

Cayman Islands : 0.89%

KWG Property Holding Limited (Financials, Real Estate Management & Development)	3,302,000	2,093,095

Chile : 1.04%

Aguas Andinas SA Class A (Utilities, Water Utilities)	4,854,281	2,435,986

China : 13.32%

Agricultural Bank of China Limited H Shares (Financials, Banks)	2,303,000	822,073
Bank of China Limited H Shares (Financials, Banks)	7,798,000	3,053,469
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	1,576,000	1,431,772
China Construction Bank H Shares (Financials, Banks)	7,086,000	4,325,966
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	613,500	6,738,791
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	7,993,600	4,515,890
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	810,000	1,308,057
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,838,000	1,512,218
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	8,242,000	4,289,473
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	3,904,000	2,418,491
Qinhuangdao Port Company H Shares Limited (Industrials, Transportation Infrastructure)	1,855,000	802,528

		31,218,728

Czech Republic : 1.30%

Komercni Banka AS (Financials, Banks)	14,496	3,048,379

Hong Kong : 2.57%

China Power International Development Limited (Utilities, Independent Power & Renewable
Electricity Producers)	5,673,000	2,533,746
Franshion Properties China Limited (Financials, Real Estate Management & Development)	7,046,000	1,844,134
Nagacorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,706,000	1,652,514

		6,030,394

Indonesia : 5.05%

PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,790,200	1,476,427
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	170,800	1,287,158
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	876,200	309,275
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	1,215,500	1,758,637
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	5,135,300	907,658
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	24,829,600	6,091,671

		11,830,826

Malaysia : 2.92%

Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	4,191,875	1,640,475
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	1,344,381	2,110,347

1

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value

Malaysia (continued)

Tenaga Nasional Bhd (Utilities, Electric Utilities)	941,000	$3,087,104

		6,837,926

Mexico : 6.39%

Bolsa Mexicana de Valores SAB de CV (Financials, Diversified Financial Services)	930,932	1,265,178
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	872,378	4,053,646
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	2,729,881	4,214,231
Macquarie Mexico Real Estate Management SAB de CV (Financials, REITs)144A	2,257,113	2,669,299
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,101,344	2,764,631

		14,966,985

Panama : 2.06%

Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	110,470	2,576,160
Copa Holdings SA Class A (Industrials, Airlines)	47,888	2,255,525

		4,831,685

Philippines : 1.45%

Premium Leisure Corporation (Financials, Diversified Financial Services)	52,113,000	820,453
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,029,960	2,577,036

		3,397,489

Poland : 1.08%

Asseco Poland SA (Information Technology, Software)	183,086	2,525,734

Russia : 1.49%

MegaFon OAO (Telecommunication Services, Wireless Telecommunication Services)	165,368	1,984,748
Tatneft PAO ADR (Energy, Oil, Gas & Consumable Fuels)	55,315	1,510,155

		3,494,903

Singapore : 5.82%

Asian Pay Television Trust (Consumer Discretionary, Media)	4,542,600	1,981,940
CapitaRetail China Trust (Financials, REITs)	1,718,100	1,708,446
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	3,694,900	1,765,445
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	99,000	2,615,752
Lippo Malls Indonesia Retail Trust (Financials, REITs)	8,147,100	1,772,849
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	1,530,700	3,795,600

		13,640,032

South Africa : 3.48%

Barclays Africa Group Limited (Financials, Banks)	211,985	1,933,627
Reunert Limited (Industrials, Industrial Conglomerates)	504,405	2,034,100
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	30,750	808,926
Truworths International Limited (Consumer Discretionary, Specialty Retail)	241,944	1,502,661
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	205,560	1,885,992

		8,165,306

South Korea : 9.27%

Hite Jinro Company Limited (Consumer Staples, Beverages)	112,767	2,815,224
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	61,966	2,140,341
Korea Electric Power Corporation (Utilities, Electric Utilities)	79,603	3,494,433
Korea Reinsurance Company (Financials, Insurance)	149,993	1,665,866
KT&G Corporation (Consumer Staples, Tobacco)	10,939	944,354
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	442,916	3,018,287
POSCO (Materials, Metals & Mining)	22,063	3,306,986
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	219,802	4,332,297

		21,717,788

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Shares	Value

Taiwan : 12.12%

Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		1,945,000	$2,089,260
Cathay Financial Holding Company Limited (Financials, Insurance)		834,000	910,833
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,297,972	2,695,189
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)		462,000	1,431,407
CTBC Financial Holding Company Limited (Financials, Banks)		2,018,380	948,017
CTCI Corporation (Industrials, Construction & Engineering)		937,000	1,038,590
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		324,283	1,372,569
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		1,251,300	2,943,814
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		20,000	1,435,465
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)		189,000	835,925
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)		453,000	826,755
Nan Ya Plastics Corporation (Materials, Chemicals)		608,000	1,063,968
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		2,439,000	3,777,040
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		687,000	2,958,172
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)		1,365,000	1,071,561
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)		956,772	1,875,273
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		1,165,000	1,134,275

			28,408,113

Thailand : 1.69%

Intouch Holdings PCL (Telecommunication Services, Wireless Telecommunication Services)		596,800	942,392
Land & Houses PCL (Financials, Real Estate Management & Development)		4,801,400	1,189,780
Major Cineplex Group PCL (Consumer Discretionary, Media)		2,243,000	1,836,081

			3,968,253

Turkey : 1.41%

Emlak Konut Gayrimenkul Yati (Financials, REITs)		1,247,558	1,092,575
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)†		87,390	2,221,428

			3,314,003

Total Common Stocks (Cost $211,442,760)			186,816,453

	Expiration date

Participation Notes : 8.67%

China : 2.34%

HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)†(a)	2-11-2019	1,836,000	5,490,595

India : 6.33%

HSBC Bank plc (Bharti Infratel Limited) (Telecommunication Services, Wireless Telecommunication Services)†	10-1-2018	106,320	565,574
HSBC Bank plc (Bharti Infratel Limited) (Telecommunication Services, Wireless Telecommunication Services)†	11-22-2023	347,439	1,848,219
HSBC Bank plc (Coal India Limited) (Materials, Metals & Mining)†	11-2-2020	821,234	3,869,690
HSBC Bank plc (Credit Analysis & Research) (Financials, Diversified Financial Services)†	5-2-2024	107,515	1,916,097
HSBC Bank plc (Gujarat Pipavav Limited) (Industrials, Marine)†	3-3-2025	404,045	958,633
HSBC Bank plc (Hero Motorcorp) (Industrials, Automobiles)†	7-29-2019	50,630	1,913,077
HSBC Bank plc (Hexaware Technologies Limited) (Financials, Diversified Financial Services)†	5-12-2016	587,684	1,989,802
HSBC Bank plc (NTPC Limited) (Utilities, Electric Utilities)†	1-10-2024	306,168	642,317

3

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value

India (continued)

HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels)†			10-28-2020	335,112	$1,116,621

					14,820,030

Total Participation Notes (Cost $21,106,426)					20,310,625

Exchange-Traded Funds : 1.67%

United States : 1.67%

Market Vectors Russia ETF				270,938	3,923,182

Total Exchange-Traded Funds (Cost $4,620,006)					3,923,182

			Expiration date

Warrants : 0.46%

Switzerland : 0.46%

UBS AG London Branch †			12-19-2016	257,350	1,068,575

Total Warrants (Cost $1,165,026)					1,068,575

		Yield

Short-Term Investments : 9.20%

Investment Companies : 9.20%

Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40		21,572,989	21,572,990

Total Short-Term Investments (Cost $21,572,990)					21,572,990

Total investments in securities (Cost $259,907,208)*	99.71%				233,691,825

Other assets and liabilities, net	0.29				671,851

Total net assets	100.00%				$234,363,676

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
*	Cost for federal income tax purposes is $260,559,478 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,166,475
Gross unrealized losses	(33,034,128)

Net unrealized losses	$(28,867,653)

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :

Common stocks

Bermuda	$0	$6,889,123	$0	$6,889,123

Brazil	0	8,001,705	0	8,001,705

Cayman Islands	0	2,093,095	0	2,093,095

Chile	2,435,986	0	0	2,435,986

China	0	31,218,728	0	31,218,728

Czech Republic	0	3,048,379	0	3,048,379

Hong Kong	0	6,030,394	0	6,030,394

Indonesia	0	11,830,826	0	11,830,826

Malaysia	0	6,837,926	0	6,837,926

Mexico	14,966,985	0	0	14,966,985

Panama	4,831,685	0	0	4,831,685

Philippines	0	3,397,489	0	3,397,489

Poland	0	2,525,734	0	2,525,734

Russia	0	3,494,903	0	3,494,903

Singapore	1,772,849	11,867,183	0	13,640,032

South Africa	2,034,100	6,131,206	0	8,165,306

South Korea	8,294,938	13,422,850	0	21,717,788

Taiwan	1,875,273	26,532,840	0	28,408,113

Thailand	1,836,081	2,132,172	0	3,968,253

Turkey	0	3,314,003	0	3,314,003

Participation notes

China	0	0	5,490,595	5,490,595

India	0	14,820,030	0	14,820,030

Exchange-traded funds

United States	3,923,182	0	0	3,923,182

Warrants

Switzerland	0	1,068,575	0	1,068,575

Short-term investments

Investment companies	21,572,990	0	0	21,572,990

Total assets	$63,544,069	$164,657,161	$5,490,595	$233,691,825

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Participation Notes
Balance as of October 31, 2015	$0

Accrued discounts (premiums)	0

Realized gains (losses)	0

Change in unrealized gains (losses)	0

Purchases	0

Sales	0

Transfers into Level 3	5,490,595

Transfers out of Level 3	0

Balance as of January 31, 2016	$5,490,595

Change in unrealized gains (losses) relating to securities still held at January 31, 2015	$0

Due to lack of market activity in the underlying security of the participation note, the participation note was valued using the last observed traded price of the underlying security.

Wells Fargo Strategic Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities : 3.58%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$304,947
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	250,466
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	299,042

Total Asset-Backed Securities (Cost $849,335)				854,455

Corporate Bonds and Notes : 37.03%

Consumer Discretionary : 8.02%

Automobiles : 1.02%
Ford Motor Company	7.45	7-16-2031	200,000	243,271

Hotels, Restaurants & Leisure : 2.43%

CCM Merger Incorporated 144A	9.13	5-1-2019	70,000	72,100
Greektown Holdings LLC 144A	8.88	3-15-2019	200,000	197,000
Hilton Worldwide Finance LLC	5.63	10-15-2021	180,000	185,400
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	125,625

				580,125

Household Durables : 1.44%

DR Horton Incorporated	4.75	5-15-2017	175,000	178,938
Pulte Group Incorporated	7.63	10-15-2017	155,000	165,075

				344,013

Media : 2.84%

CCO Holdings LLC	5.13	2-15-2023	115,000	114,713
CCO Holdings LLC 144A	5.13	5-1-2023	5,000	4,987
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	4,950
CCO Holdings LLC 144A	5.88	5-1-2027	5,000	4,925
CCO Safari II LLC 144A	4.91	7-23-2025	300,000	300,026
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	5,000	4,522
DISH DBS Corporation	4.25	4-1-2018	165,000	166,031
Gray Television Incorporated	7.50	10-1-2020	75,000	77,344

				677,498

Specialty Retail : 0.29%

Century Intermediate Holding Company (PIK at 10.50%) ¥(i)144A	9.75	2-15-2019	5,000	5,100
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	49,625
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,138

				68,863

Consumer Staples : 1.52%

Beverages : 1.52%

Anheuser-Busch InBev Worldwide Incorporated	3.65	2-1-2026	200,000	202,426
Constellation Brands Incorporated	7.25	9-1-2016	155,000	159,650

				362,076

Energy : 4.48%

Energy Equipment & Services : 1.51%

Bristow Group Incorporated	6.25	10-15-2022	150,000	103,125
Era Group Incorporated	7.75	12-15-2022	130,000	98,800
Forum Energy Technologies Incorporated	6.25	10-1-2021	5,000	4,000
Hornbeck Offshore Services Company	1.50	9-1-2019	25,000	13,141
NGPL PipeCo LLC 144A	7.77	12-15-2037	95,000	71,488

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)

PHI Incorporated	5.25%	3-15-2019	$85,000	$68,638

				359,192

Oil, Gas & Consumable Fuels : 2.97%

Buckeye Partners LP	4.35	10-15-2024	100,000	82,229
CSI Compressco LP	7.25	8-15-2022	30,000	19,500
Exterran Partners LP	6.00	4-1-2021	50,000	37,250
Northern Tier Energy LLC	7.13	11-15-2020	25,000	23,785
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	44,750
Sabine Pass LNG LP	6.50	11-1-2020	100,000	103,375
Sabine Pass LNG LP	7.50	11-30-2016	150,000	155,438
Suburban Propane Partners LP	5.50	6-1-2024	15,000	12,488
Targa Resources Partners Incorporated	5.00	1-15-2018	100,000	93,375
TC Pipelines LP	4.38	3-13-2025	100,000	85,814
Ultra Petroleum Corporation 144A	6.13	10-1-2024	30,000	4,200
WPX Energy Incorporated «	5.25	1-15-2017	50,000	47,875

				710,079

Financials : 12.16%

Banks : 2.52%

CIT Group Incorporated	4.25	8-15-2017	165,000	166,650
CIT Group Incorporated	5.00	8-1-2023	100,000	99,938
Citigroup Incorporated ±	6.13	12-29-2049	200,000	201,186
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	134,747

				602,521

Capital Markets : 1.99%

Goldman Sachs Group Incorporated	4.25	10-21-2025	200,000	199,604
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	43,313
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	20,875
Morgan Stanley	4.10	5-22-2023	210,000	212,636

				476,428

Consumer Finance : 2.46%

Ally Financial Incorporated	5.50	2-15-2017	160,000	163,000
Navient Corporation	6.00	1-25-2017	150,000	151,500
Navient Corporation	8.00	3-25-2020	30,000	29,550
SLM Corporation	6.13	3-25-2024	30,000	24,638
Springleaf Finance Corporation	5.25	12-15-2019	200,000	180,000
Springleaf Finance Corporation	8.25	10-1-2023	40,000	37,700

				586,388

Diversified Financial Services : 0.87%
McGraw Hill Financial Incorporated	4.40	2-15-2026	200,000	207,127

Insurance : 0.95%

Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	197,282
Hub Holdings LLC (PIK at 8.88%) ¥144A	8.13	7-15-2019	35,000	29,400

				226,682

REITs : 3.37%

American Tower Corporation	3.50	1-31-2023	200,000	195,333
Digital Delta Holdings LLC 144A	4.75	10-1-2025	170,000	175,896
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	87,550
Iron Mountain Incorporated	6.00	8-15-2023	75,000	78,000
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	172,282

Wells Fargo Strategic Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)

The Geo Group Incorporated	5.88%	10-15-2024	$100,000	$96,250

				805,311

Health Care : 0.86%

Health Care Providers & Services : 0.86%

MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	100,000	100,125
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	105,750

				205,875

Industrials : 2.54%

Airlines : 0.47%
American Airlines Incorporated	4.38	4-1-2024	113,595	111,891

Commercial Services & Supplies : 0.71%

ADT Corporation «	4.13	4-15-2019	125,000	129,672
Covanta Holding Corporation	5.88	3-1-2024	45,000	39,263

				168,935

Machinery : 0.67%
Case New Holland Industrial Incorporated	7.88	12-1-2017	150,000	160,575

Trading Companies & Distributors : 0.69%
United Rentals North America Incorporated	7.38	5-15-2020	160,000	164,800

Information Technology : 2.92%

Electronic Equipment, Instruments & Components : 0.20%
Zebra Technologies Corporation	7.25	10-15-2022	45,000	46,800

IT Services : 0.90%

Audatex North America Incorporated 144A	6.13	11-1-2023	10,000	10,075
Fidelity National Information Services Incorporated	4.50	10-15-2022	200,000	206,026

				216,101

Semiconductors & Semiconductor Equipment : 0.85%
KLA-Tencor Corporation	4.13	11-1-2021	200,000	203,801

Software : 0.19%

Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,750
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	50,000	28,500

				44,250

Technology Hardware, Storage & Peripherals : 0.78%

NCR Corporation	5.00	7-15-2022	175,000	166,250
NCR Corporation	5.88	12-15-2021	10,000	9,825
NCR Corporation	6.38	12-15-2023	10,000	9,894

				185,969

Materials : 0.41%

Containers & Packaging : 0.41%
Owens-Brockway Glass Container Incorporated 144A	6.38	8-15-2025	100,000	98,500

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services : 3.68%

Diversified Telecommunication Services : 1.20%

GCI Incorporated	6.75%	6-1-2021	$115,000	$114,138
Verizon Communications Incorporated	6.55	9-15-2043	150,000	173,824

				287,962

Wireless Telecommunication Services : 2.48%

CC Holdings GS V LLC	3.85	4-15-2023	200,000	201,022
SBA Communications Corporation	4.88	7-15-2022	100,000	100,000
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	144,000
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	20,050
T-Mobile USA Incorporated	6.50	1-15-2024	100,000	101,000
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	25,813

				591,885

Utilities : 0.44%

Independent Power & Renewable Electricity Producers : 0.44%
NSG Holdings LLC 144A	7.75	12-15-2025	98,587	104,009

Total Corporate Bonds and Notes (Cost $9,209,065)				8,840,927

Foreign Government Bonds @: 12.76%
Brazil (BRL)	10.00	1-1-2017	430,000	104,724
Brazil (BRL)	10.00	1-1-2019	1,300,000	290,191
Indonesia (IDR)	7.88	4-15-2019	6,900,000,000	495,573
Malaysia (MYR)	3.80	9-30-2022	1,500,000	364,599
Mexico (MXN)	4.75	6-14-2018	8,100,000	450,323
Poland (PLN)	4.00	10-25-2023	1,750,000	463,332
Republic of South Africa (ZAR)	7.75	2-28-2023	3,675,000	215,823
Republic of South Africa (ZAR)	8.00	12-21-2018	2,700,000	167,997
Romania (RON)	4.75	6-24-2019	1,000,000	260,984
Romania (RON)	6.00	4-30-2016	970,000	233,707

Total Foreign Government Bonds (Cost $3,769,041)				3,047,253

Loans : 14.81%

Consumer Discretionary : 4.47%

Auto Components : 0.63%
Allison Transmission Incorporated ±	3.50	8-23-2019	150,324	149,624

Distributors : 1.23%
Spin Holdco Incorporated ±	4.25	11-14-2019	310,282	294,380

Hotels, Restaurants & Leisure : 0.42%
Belmond Interfin Limited ±	4.00	3-21-2021	103,163	100,583

Media : 0.73%

Learfield Communications Incorporated ±	4.50	10-9-2020	152,362	150,077
Salem Communications Corporation ±	4.50	3-16-2020	27,400	25,653

				175,730

Specialty Retail : 1.46%

Focus Brands Incorporated ±	4.25	2-21-2018	155,350	154,313
Pep Boys-Manny, Moe & Jack ±	5.50	10-11-2018	194,000	193,758

				348,071

Wells Fargo Strategic Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy : 0.07%

Energy Equipment & Services : 0.07%
ExGen Renewables I LLC ±	5.25%	2-14-2021	$17,203	$17,117

Financials : 0.73%

Diversified Financial Services : 0.21%
TMFS Holdings LLC ±	5.50	7-30-2021	49,375	49,128

Real Estate Management & Development : 0.52%
Capital Automotive LP ±	4.00	4-10-2019	124,263	123,933

Health Care : 1.17%

Health Care Providers & Services : 0.48%

Community Health Systems Incorporated ±	4.00	1-27-2021	69,436	66,746
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	49,500	48,510

				115,256

Pharmaceuticals : 0.69%
Valeant Pharmaceuticals International Incorporated ±	3.75	12-11-2019	170,559	164,002

Industrials : 1.60%

Commercial Services & Supplies : 0.57%
KAR Auction Services Incorporated ±	3.50	3-11-2021	135,277	135,165

Construction & Engineering : 0.13%
USIC Holdings Incorporated ±	4.00	7-10-2020	34,359	32,154

Transportation Infrastructure : 0.90%

HGIM Corporation ±	5.50	6-18-2020	196,663	93,169
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	14,775	12,854
OSG International Incorporated ±	5.75	8-5-2019	118,200	108,744

				214,767

Information Technology : 3.26%

Internet Software & Services : 0.71%

Applied Systems Incorporated ±	4.25	1-25-2021	98,258	96,206
Vertafore Incorporated ±	4.25	10-3-2019	73,340	72,882

				169,088

IT Services : 1.44%
First Data Corporation ±	3.93	9-24-2018	350,000	344,813

Technology Hardware, Storage & Peripherals : 1.11%
Dell Incorporated ±	4.00	4-29-2020	265,240	264,370

Telecommunication Services : 2.85%

Diversified Telecommunication Services : 2.17%

Intelsat Jackson Holdings SA ±	3.75	6-30-2019	240,332	229,969
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	287,557

				517,526

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services : 0.68%
Syniverse Holdings Incorporated ±	4.00%	4-23-2019	$242,380	$162,851

Utilities : 0.66%

Electric Utilities : 0.66%

Green Energy Partners ±	6.50	11-13-2021	45,000	41,175
Texas Competitive Electric Holdings Company LLC (s)±	4.66	10-10-2016	400,000	116,700

				157,875

Total Loans (Cost $4,073,941)				3,536,433

Municipal Obligations : 2.26%

Idaho : 0.38%

Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	90,000	90,018

Illinois : 0.82%

Chicago IL Refunding Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	196,066

Texas : 1.06%

North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	252,846

Total Municipal Obligations (Cost $546,417)				538,930

Non-Agency Mortgage-Backed Securities : 10.26%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	449,451	452,866
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	2.72	4-18-2027	500,000	468,836
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	142,169
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	446,399
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.80	10-10-2053	300,000	285,707
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.66	9-10-2047	325,000	240,185
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.83	4-15-2047	493,000	388,863
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	25,710

Total Non-Agency Mortgage-Backed Securities (Cost $2,611,614)				2,450,735

Yankee Corporate Bonds and Notes : 4.46%

Consumer Discretionary : 0.21%

Automobiles : 0.21%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	50,000	50,375

Energy : 0.25%

Energy Equipment & Services : 0.25%
Ensco plc	5.20	3-15-2025	100,000	60,515

Financials : 1.39%

Banks : 1.39%
BPCE SA 144A	5.15	7-21-2024	230,000	230,456
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	102,750

				333,206

Wells Fargo Strategic Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Health Care : 1.31%

Pharmaceuticals : 1.31%

Actavis Funding SCS		3.80%	3-15-2025	$150,000	$152,189
Mallinckrodt International Finance SA		3.50	4-15-2018	170,000	160,650

					312,839

Information Technology : 0.60%

Technology Hardware, Storage & Peripherals : 0.60%
Seagate Technology HDD Holdings		4.75	1-1-2025	175,000	142,204

Materials : 0.20%

Containers & Packaging : 0.20%
Ardagh Packaging Finance plc 144A±		3.51	12-15-2019	50,000	47,813

Telecommunication Services : 0.50%

Diversified Telecommunication Services : 0.50%

Intelsat Jackson Holdings SA		5.50	8-1-2023	100,000	79,750
Intelsat Luxembourg SA		8.13	6-1-2023	85,000	35,063
Virgin Media Finance plc 144A		5.38	4-15-2021	4,500	4,601

					119,414

Total Yankee Corporate Bonds and Notes (Cost $1,221,639)					1,066,366

		Yield		Shares

Short-Term Investments : 16.96%

Investment Companies : 16.08%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.42		171,921	171,921
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40		3,667,375	3,667,375

					3,839,296

				Principal

U.S. Treasury Securities : 0.88%

U.S. Treasury Bill (z)#		0.23	3-17-2016	$210,000	209,939

Total Short-Term Investments (Cost $4,049,236)					4,049,235

Total investments in securities (Cost $26,330,288)*	102.12%				24,384,334

Other assets and liabilities, net	(2.12)				(507,366)

Total net assets	100.00%				$23,876,968

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in the local currency of the issuer.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $26,349,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$93,927
Gross unrealized losses	(2,059,025)

Net unrealized losses	$(1,965,098)

Abbreviations:

BRL	Brazilian real
GO	General obligation
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
ZAR	South African rand

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase

1

or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

2

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :

Asset-backed securities	$0	$854,455	$0	$854,455

Corporate bonds and notes	0	8,840,927	0	8,840,927

Foreign government bonds	0	3,047,253	0	3,047,253

Municipal obligations	0	538,930	0	538,930

Non-agency mortgage-backed securities	0	2,450,735	0	2,450,735

Loans	0	2,837,344	699,089	3,536,433

Yankee corporate bonds and notes	0	1,066,366	0	1,066,366

Short-term investments

Investment companies	3,667,375	0	0	3,667,375

U.S. Treasury securities	209,939	0	0	209,939

Investments measured at net asset value*				171,921

	3,877,314	19,636,010	699,089	24,384,334

Forward foreign currency contracts	0	63,560	0	63,560

Total assets	$3,877,314	$19,699,570	$699,089	$24,447,894

Liabilities

Credit default swap contracts	$0	$12,940	$0	$12,940

Forward foreign currency contracts	0	40,406	0	40,406

Futures contracts	36,881	0	0	36,881

Total liabilities	$36,881	$53,346	$0	$90,227

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $171,921 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. Swap contracts consists of unrealized losses and premiums paid on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1.

3

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2015	$242,048

Accrued discounts (premiums)	23

Change in unrealized gains (losses)	(12,590)

Sales	(463)

Transfers into Level 3	470,071

Balance as of January 31, 2016	$699,089

Change in unrealized gains (losses) relating to securities still held at January 31, 2016	$(12,568)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the three months ended January 31, 2016, the Fund entered into futures contracts to manage duration exposure.

At January 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at January 31, 2016	Unrealized losses
3-21-2016	JPMorgan	2 Short	U.S. Treasury Bonds	$332,375	$(11,816)
3-21-2016	JPMorgan	64 Short	10-Year U.S. Treasury Notes	8,293,000	(205,153)

During the three months ended January 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At January 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized losses
2-5-2016	State Street Bank	6,240,000 MXN	$343,988	$374,550	$(30,562)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
2-5-2016	State Street Bank	6,240,000 MXN	$343,988	$375,806	$31,818
2-5-2016	State Street Bank	1,930,000 PLN	473,021	496,910	23,889
2-16-2016	State Street Bank	2,100,000 RON	499,393	507,246	7,853
3-21-2016	State Street Bank	1,470,000 MYR	352,581	342,737	(9,844)

During the three months ended January 31, 2016, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At January 31, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Premiums paid	Unrealized losses
6-20-2020	JPMorgan	Markit CDX North America High Yield Index	$495,000	5.00%	$15,399	$28,339	$(12,940)

4

Wells Fargo Asset Allocation Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Shares	Value

Investment Companies : 100.19%
Asset Allocation Trust (l)		308,744,813	$4,403,177,748

Total Investment Companies (Cost $3,364,359,889)			4,403,177,748

Total Investments (Cost $3,364,359,889)*	100.19%		4,403,177,748

Other Assets and Liabilities, Net	(0.19)		(8,335,150)

Total Net Assets	100.00%		$4,394,842,598

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $3,364,535,482 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,038,817,859
Gross unrealized losses	(175,593)

Net unrealized gains	$1,038,642,266

1

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At January 31, 2016, the Fund owned 100% of Asset Allocation Trust.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time). The Fund’s investment in Asset Allocation Trust is valued at net asset value.

Fair valuation measurements

As of January 31, 2016, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $4,407,795,637 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Absolute Return Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name		Shares	Value

Investment Companies : 99.41%
GMO Benchmark-Free Allocation Fund, Class MF (l)		352,518,640	$8,312,389,523

Total Investment Companies (Cost $9,084,625,462)			8,312,389,523

Total investments (Cost $9,084,625,462)*	99.41%		8,312,389,523

Other assets and liabilities, net	0.59		49,389,002

Total net assets	100.00%		$8,361,778,525

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $9,150,237,155 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(837,847,632)

Net unrealized losses	$(837,847,632)

1

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of January 31, 2016, the Fund owned 50% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2016 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of January 31, 2016, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $8,312,389,523 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

APPENDIX

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 24, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 24, 2016